UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23117

JPMorgan Trust IV

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: May 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust IV

Schedule of Portfolio Investments as of May 31, 2017

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2017.

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Security — 0.0% (g)
409	Continental Airlines Pass-Through Trust, Series 2003-ERJ1, 7.875%, 07/02/18 (Cost $418)	419

Convertible Bonds — 1.4%
	Consumer Discretionary — 0.5%
	Internet & Direct Marketing Retail — 0.1%
20,000	Ctrip.com International Ltd., (China), 1.000%, 07/01/20	23,062

	Media — 0.4%
	Liberty Interactive LLC,
89,000	3.750%, 02/15/30	55,625
51,926	4.000%, 11/15/29	32,973
25,000	Live Nation Entertainment, Inc., 2.500%, 05/15/19	28,438

		117,036

	Total Consumer Discretionary	140,098

	Energy — 0.2%
	Energy Equipment & Services — 0.1%
20,000	Nabors Industries, Inc., 0.750%, 01/15/24 (e)	16,400

	Oil, Gas & Consumable Fuels — 0.1%
20,000	Oasis Petroleum, Inc., 2.625%, 09/15/23	21,788
10,000	SM Energy Co., 1.500%, 07/01/21	9,150

		30,938

	Total Energy	47,338

	Health Care — 0.0% (g)
	Health Care Technology — 0.0% (g)
5,000	Medidata Solutions, Inc., 1.000%, 08/01/18	6,453

	Information Technology — 0.7%
	Communications Equipment — 0.1%
25,000	Finisar Corp., 0.500%, 12/15/36 (e)	23,828

	Internet Software & Services — 0.1%
20,000	Zillow Group, Inc., 2.000%, 12/01/21 (e)	22,150

	IT Services — 0.0% (g)
10,000	Square, Inc., 0.375%, 03/01/22 (e)	12,000

	Semiconductors & Semiconductor Equipment — 0.4%
20,000	Cypress Semiconductor Corp., 4.500%, 01/15/22 (e)	24,587

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Semiconductors & Semiconductor Equipment — continued
20,000	Intel Corp., 3.479%, 12/15/35	27,263
25,000	ON Semiconductor Corp., 1.000%, 12/01/20	27,078
10,000	Teradyne, Inc., 1.250%, 12/15/23 (e)	12,669

		91,597

	Software — 0.1%
15,000	Red Hat, Inc., 0.250%, 10/01/19	19,959
10,000	Synchronoss Technologies, Inc., 0.750%, 08/15/19	8,300

		28,259

	Total Information Technology	177,834

	Total Convertible Bonds (Cost $370,135)	371,723

Corporate Bonds — 63.3%
	Consumer Discretionary — 12.5%
	Auto Components — 1.3%
	American Axle & Manufacturing, Inc.,
3,000	6.250%, 04/01/25 (e)	2,970
6,000	6.500%, 04/01/27 (e)	5,925
28,000	6.625%, 10/15/22	28,910
5,000	Dana Financing Luxembourg SARL, 5.750%, 04/15/25 (e)	5,225
6,000	Goodyear Tire & Rubber Co. (The), 4.875%, 03/15/27	6,033
EUR 100,000	LKQ Italia Bondco SpA, Reg. S, 3.875%, 04/01/24	121,041
EUR 125,000	Schaeffler Finance BV, (Germany), Reg. S, 3.250%, 05/15/25	151,845

		321,949

	Automobiles — 1.3%
	General Motors Co.,
75,000	4.000%, 04/01/25	75,453
10,000	6.750%, 04/01/46	11,591
GBP 100,000	Jaguar Land Rover Automotive plc, (United Kingdom), Reg. S, 3.875%, 03/01/23	135,287
EUR 100,000	Volvo Car AB, (Sweden), Reg. S, 3.250%, 05/18/21	121,603

		343,934

	Distributors — 0.5%
EUR 100,000	Alliance Automotive Finance plc, (United Kingdom), Reg. S, 6.250%, 12/01/21	118,435
8,000	Performance Food Group, Inc., 5.500%, 06/01/24 (e)	8,320
11,000	Univar USA, Inc., 6.750%, 07/15/23 (e)	11,522

		138,277

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Consumer Discretionary — continued
	Hotels, Restaurants & Leisure — 2.8%
8,000	1011778 BC ULC, (Canada), 4.250%, 05/15/24 (e)	8,000
9,000	Boyd Gaming Corp., 6.875%, 05/15/23	9,742
31,000	Choice Hotels International, Inc., 5.750%, 07/01/22	34,537
EUR 110,000	Cirsa Funding Luxembourg SA, (Spain), Reg. S, 5.875%, 05/15/23	130,828
35,000	Darden Restaurants, Inc., 3.850%, 05/01/27	35,668
2,000	Eldorado Resorts, Inc., 6.000%, 04/01/25 (e)	2,103
5,000	Gateway Casinos & Entertainment Ltd., (Canada), 8.250%, 03/01/24 (e)	5,206
18,000	GLP Capital LP, 5.375%, 11/01/23	19,485
24,000	Golden Nugget, Inc., 8.500%, 12/01/21 (e)	25,620
EUR 125,000	International Game Technology plc, Reg. S, 4.750%, 02/15/23	153,761
	KFC Holding Co.,
5,000	5.000%, 06/01/24 (e)	5,202
5,000	5.250%, 06/01/26 (e)	5,246
11,000	Landry’s, Inc., 6.750%, 10/15/24 (e)	11,358
	MGM Resorts International,
21,000	6.000%, 03/15/23	23,054
30,000	8.625%, 02/01/19	33,187
GBP 100,000	Pizzaexpress Financing 2 plc, (United Kingdom), Reg. S, 6.625%, 08/01/21	132,552
2,000	Rivers Pittsburgh Borrower LP, 6.125%, 08/15/21 (e)	2,025
9,000	Sabre GLBL, Inc., 5.250%, 11/15/23 (e)	9,360
72,000	Seminole Hard Rock Entertainment, Inc., 5.875%, 05/15/21 (e)	72,999
11,000	Six Flags Entertainment Corp., 4.875%, 07/31/24 (e)	11,069

		731,002

	Household Durables — 0.5%
10,000	CalAtlantic Group, Inc., 5.875%, 11/15/24	10,775
	Lennar Corp.,
33,000	4.500%, 06/15/19	34,155
15,000	4.875%, 12/15/23	15,675
8,000	M/I Homes, Inc., 6.750%, 01/15/21	8,400
10,000	Mattamy Group Corp., (Canada), 6.500%, 11/15/20 (e)	10,225
7,000	New Home Co., Inc. (The), 7.250%, 04/01/22 (e)	7,245
31,000	Radio Systems Corp., 8.375%, 11/01/19 (e)	32,296

		118,771

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Media — 4.6%
EUR 200,000	Altice Luxembourg SA, (Luxembourg), Reg. S, 7.250%, 05/15/22	238,182
	Cablevision Systems Corp.,
17,000	8.000%, 04/15/20	19,082
14,000	8.625%, 09/15/17	14,245
30,000	Charter Communications Operating LLC, 6.484%, 10/23/45	35,847
19,000	Cinemark USA, Inc., 4.875%, 06/01/23	19,332
	Clear Channel Worldwide Holdings, Inc.,
15,000	Series B, 6.500%, 11/15/22	15,450
16,000	Series B, 7.625%, 03/15/20	16,080
30,000	Comcast Corp., 4.750%, 03/01/44	32,989
65,000	Cox Communications, Inc., 3.350%, 09/15/26 (e)	64,243
	CSC Holdings LLC,
2,000	6.750%, 11/15/21	2,212
8,000	8.625%, 02/15/19	8,780
43,000	DISH DBS Corp., 6.750%, 06/01/21	47,569
4,000	EMI Music Publishing Group North America Holdings, Inc., 7.625%, 06/15/24 (e)	4,410
25,000	iHeartCommunications, Inc., 9.000%, 12/15/19	19,797
36,000	Live Nation Entertainment, Inc., 5.375%, 06/15/22 (e)	37,350
21,000	Nexstar Broadcasting, Inc., 6.125%, 02/15/22 (e)	22,102
EUR 100,000	SES SA, (Luxembourg), Reg. S, VAR, 4.625%, 01/02/22 (x) (y)	119,141
56,000	Sinclair Television Group, Inc., 6.125%, 10/01/22	58,450
54,000	Sirius XM Radio, Inc., 4.625%, 05/15/23 (e)	54,844
EUR 100,000	Sky plc, (United Kingdom), Reg. S, 1.500%, 09/15/21	117,216
EUR 81,000	Unitymedia Hessen GmbH & Co. KG, (Germany), Reg. S, 5.125%, 01/21/23	95,541
	Univision Communications, Inc.,
42,000	5.125%, 05/15/23 (e)	42,420
34,000	5.125%, 02/15/25 (e)	33,575
	Viacom, Inc.,
20,000	3.450%, 10/04/26	19,332
30,000	4.375%, 03/15/43	26,385
13,000	Videotron Ltd., (Canada), 5.000%, 07/15/22	13,845
	WMG Acquisition Corp.,
5,000	5.000%, 08/01/23 (e)	5,119
7,000	5.625%, 04/15/22 (e)	7,280

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Consumer Discretionary — continued
	Media — continued
15,000	6.750%, 04/15/22 (e)	15,799

		1,206,617

	Specialty Retail — 1.5%
EUR 100,000	Douglas GmbH, (Germany), Reg. S, 6.250%, 07/15/22	122,448
EUR 100,000	Dufry Finance SCA, (Switzerland), Reg. S, 4.500%, 08/01/23	120,110
EUR 100,000	N&W Global Vending SpA, (Italy), Reg. S, 7.000%, 10/15/23	119,131
	PetSmart, Inc.,
2,000	5.875%, 06/01/25 (e)	2,010
13,000	7.125%, 03/15/23 (e)	12,123
5,000	8.875%, 06/01/25 (e)	4,956
13,000	Sally Holdings LLC, 5.500%, 11/01/23	13,179
2,000	Sonic Automotive, Inc., 6.125%, 03/15/27 (e)	2,005

		395,962

	Total Consumer Discretionary	3,256,512

	Consumer Staples — 2.2%
	Beverages — 0.3%
15,000	Anheuser-Busch InBev Finance, Inc., (Belgium), 4.900%, 02/01/46	16,629
	Cott Beverages, Inc., (Canada)
36,000	5.375%, 07/01/22	37,395
3,000	5.500%, 04/01/25 (e)	3,071
20,000	DS Services of America, Inc., (Canada), 10.000%, 09/01/21 (e)	21,325

		78,420

	Food & Staples Retailing — 0.6%
21,000	Albertsons Cos. LLC, 6.625%, 06/15/24 (e)	21,735
50,000	Kroger Co. (The), 4.450%, 02/01/47	49,902
	New Albertsons, Inc.,
4,000	7.450%, 08/01/29	3,850
8,000	8.700%, 05/01/30	8,000
13,000	Rite Aid Corp., 6.125%, 04/01/23 (e)	12,913
	SUPERVALU, Inc.,
25,000	6.750%, 06/01/21	25,531
31,000	7.750%, 11/15/22	31,853
4,000	Tops Holding LLC, 8.000%, 06/15/22 (e)	3,360

		157,144

	Food Products — 0.5%
4,000	Dole Food Co., Inc., 7.250%, 06/15/25 (e)	4,150
	JBS USA LUX SA, (Brazil),
13,000	5.875%, 07/15/24 (e)	12,675

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Food Products — continued
18,000	7.250%, 06/01/21 (e)	18,023
25,000	Kraft Heinz Foods Co., 4.375%, 06/01/46	23,892
	Lamb Weston Holdings, Inc.,
3,000	4.625%, 11/01/24 (e)	3,075
3,000	4.875%, 11/01/26 (e)	3,075
	Post Holdings, Inc.,
18,000	5.000%, 08/15/26 (e)	18,135
4,000	5.500%, 03/01/25 (e)	4,200
4,000	5.750%, 03/01/27 (e)	4,185
	Smithfield Foods, Inc.,
25,000	3.350%, 02/01/22 (e)	25,210
15,000	4.250%, 02/01/27 (e)	15,510

		132,130

	Household Products — 0.1%
3,000	Kronos Acquisition Holdings, Inc., (Canada), 9.000%, 08/15/23 (e)	2,951
23,000	Spectrum Brands, Inc., 5.750%, 07/15/25	24,440

		27,391

	Personal Products — 0.2%
18,000	Nature’s Bounty Co. (The), 7.625%, 05/15/21 (e)	18,810
9,000	Prestige Brands, Inc., 6.375%, 03/01/24 (e)	9,517
12,000	Revlon Consumer Products Corp., 6.250%, 08/01/24	10,650

		38,977

	Tobacco — 0.5%
50,000	Altria Group, Inc., 4.250%, 08/09/42	50,829
40,000	Philip Morris International, Inc., 4.250%, 11/10/44	40,775
35,000	Reynolds American, Inc., 4.450%, 06/12/25	37,688

		129,292

	Total Consumer Staples	563,354

	Energy — 5.3%
	Energy Equipment & Services — 0.7%
40,000	Halliburton Co., 3.500%, 08/01/23	41,393
8,000	Nabors Industries, Inc., 5.500%, 01/15/23 (e)	7,920
2,000	Noble Holding International Ltd., (United Kingdom), 7.750%, 01/15/24	1,764
17,000	Parker Drilling Co., 6.750%, 07/15/22	14,620
6,000	Rowan Cos., Inc., 7.375%, 06/15/25	5,880
43,485	Shelf Drilling Holdings Ltd., (United Arab Emirates), 9.500%, 11/02/20 (e)	43,703
29,000	Transocean Proteus Ltd., 6.250%, 12/01/24 (e)	29,870

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Energy — continued
	Energy Equipment & Services — continued
	Transocean, Inc.,
16,000	6.800%, 03/15/38	12,415
12,000	9.000%, 07/15/23 (e)	12,540
2,000	Trinidad Drilling Ltd., (Canada), 6.625%, 02/15/25 (e)	1,990
	Weatherford International Ltd.,
15,000	6.750%, 09/15/40	13,950
5,000	9.875%, 02/15/24 (e)	5,625

		191,670

	Oil, Gas & Consumable Fuels — 4.6%
30,000	Anadarko Petroleum Corp., 3.450%, 07/15/24	29,610
10,000	Antero Resources Corp., 5.125%, 12/01/22	10,112
100,000	Boardwalk Pipelines LP, 5.950%, 06/01/26	113,399
25,000	BP Capital Markets plc, (United Kingdom), 3.216%, 11/28/23	25,562
40,000	Buckeye Partners LP, 4.350%, 10/15/24	41,743
21,000	California Resources Corp., 8.000%, 12/15/22 (e)	15,724
	Cenovus Energy, Inc., (Canada),
29,000	5.200%, 09/15/43	27,291
15,000	6.750%, 11/15/39	16,744
	Chesapeake Energy Corp.,
10,000	Reg. S, 8.000%, 12/15/22	10,812
13,000	8.000%, 01/15/25 (e)	12,935
21,000	CITGO Petroleum Corp., 6.250%, 08/15/22 (e)	21,472
14,000	Continental Resources, Inc., 5.000%, 09/15/22	14,017
26,000	DCP Midstream Operating LP, 3.875%, 03/15/23	25,402
21,000	Energy Transfer Equity LP, 5.875%, 01/15/24	22,417
	EP Energy LLC,
13,000	7.750%, 09/01/22	10,400
25,000	8.000%, 02/15/25 (e)	21,375
12,000	9.375%, 05/01/20	10,830
11,000	Genesis Energy LP, 6.000%, 05/15/23	10,945
10,000	Hess Corp., 5.800%, 04/01/47	10,690
39,000	Hilcorp Energy I LP, 5.000%, 12/01/24 (e)	36,953
10,000	Magellan Midstream Partners LP, 4.250%, 09/15/46	9,753
	MEG Energy Corp., (Canada),
3,000	6.375%, 01/30/23 (e)	2,573
20,000	6.500%, 01/15/25 (e)	19,550
2,000	7.000%, 03/31/24 (e)	1,730

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Oil, Gas & Consumable Fuels — continued
10,000	MPLX LP, 5.200%, 03/01/47	10,349
	NGPL PipeCo LLC,
33,000	7.119%, 12/15/17 (e)	33,743
27,000	9.625%, 06/01/19 (e)	27,641
26,000	Oasis Petroleum, Inc., 6.875%, 03/15/22	26,260
45,000	ONEOK Partners LP, 6.125%, 02/01/41	51,829
20,000	QEP Resources, Inc., 5.250%, 05/01/23	19,400
EUR 100,000	Repsol International Finance BV, (Spain), Reg. S, VAR, 4.500%, 03/25/75	115,106
15,000	Rockies Express Pipeline LLC, 6.000%, 01/15/19 (e)	15,741
11,000	SemGroup Corp., 5.625%, 07/15/22	11,055
10,000	SM Energy Co., 5.625%, 06/01/25	9,397
10,000	Summit Midstream Holdings LLC, 5.500%, 08/15/22	10,200
25,000	Sunoco Logistics Partners Operations LP, 5.300%, 04/01/44	25,160
13,000	Sunoco LP, 5.500%, 08/01/20	13,423
25,000	Tallgrass Energy Partners LP, 5.500%, 09/15/24 (e)	25,375
5,000	Targa Resources Partners LP, 5.125%, 02/01/25 (e)	5,175
48,000	TerraForm Power Operating LLC, SUB, 6.625%, 06/15/25 (e)	50,640
EUR 100,000	TOTAL SA, (France), Reg. S, VAR, 2.250%, 02/26/21 (x) (y)	113,856
	Ultra Resources, Inc.,
6,000	6.875%, 04/15/22 (e)	6,053
3,000	7.125%, 04/15/25 (e)	3,011
50,000	Western Gas Partners LP, 4.650%, 07/01/26	52,667
	Whiting Petroleum Corp.,
35,000	5.000%, 03/15/19	34,912
13,000	5.750%, 03/15/21	12,773

		1,195,805

	Total Energy	1,387,475

	Financials — 17.7%
	Banks — 7.2%
EUR 100,000	Allied Irish Banks plc, (Ireland), Reg. S, VAR, 4.125%, 11/26/25	120,063
	Bank of America Corp.,
45,000	VAR, 3.824%, 01/20/28	45,813
225,000	Series X, VAR, 6.250%, 09/05/24 (x) (y)	241,650
EUR 100,000	Bank of Ireland, (Ireland), Reg. S, VAR, 4.250%, 06/11/24	118,684
EUR 100,000	CaixaBank SA, (Spain), Reg. S, VAR, 3.500%, 02/15/27	117,648

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Financials — continued
	Banks — continued
	CIT Group, Inc.,
28,000	5.000%, 08/15/22	30,302
32,000	5.375%, 05/15/20	34,400
11,000	5.500%, 02/15/19 (e)	11,605
	Citigroup, Inc.,
60,000	4.300%, 11/20/26	62,006
55,000	VAR, 2.176%, 12/08/21	55,470
20,000	Series O, VAR, 5.875%, 03/27/20 (x) (y)	20,850
225,000	Series P, VAR, 5.950%, 05/15/25 (x) (y)	237,094
18,000	Series R, VAR, 6.125%, 11/15/20 (x) (y)	19,282
EUR 50,000	Commerzbank AG, (Germany), Reg. S, 4.000%, 03/23/26	61,409
GBP 15,000	Cooperatieve Rabobank UA, (Netherlands), Series 2541, 4.000%, 09/19/22	22,011
200,000	HSBC Holdings plc, (United Kingdom), VAR, 6.875%, 06/01/21 (x) (y)	216,750
EUR 100,000	ING Groep NV, (Netherlands), VAR, 3.000%, 04/11/28	121,426
200,000	Skandinaviska Enskilda Banken AB, (Sweden), Reg. S, VAR, 5.750%, 05/13/20 (x) (y)	206,000
25,000	Toronto-Dominion Bank (The), (Canada), VAR, 3.625%, 09/15/31	24,664
100,000	Wells Fargo & Co., 4.300%, 07/22/27	105,921

		1,873,048

	Capital Markets — 5.1%
	Bank of New York Mellon Corp. (The),
50,000	Series E, VAR, 4.950%, 06/20/20 (x) (y)	51,875
94,000	Series F, VAR, 4.625%, 09/20/26 (x) (y)	93,530
200,000	Credit Suisse Group AG, (Switzerland), VAR, 7.500%, 12/11/23 (e) (x) (y)	223,500
	E*TRADE Financial Corp.,
33,000	4.625%, 09/15/23	34,188
20,000	5.375%, 11/15/22	21,036
225,000	Goldman Sachs Group, Inc. (The), Series M, VAR, 5.375%, 05/10/20 (x) (y)	232,875
4,000	LPL Holdings, Inc., 5.750%, 09/15/25 (e)	4,130
	Morgan Stanley,
EUR 50,000	2.375%, 03/31/21	60,413
30,000	3.125%, 07/27/26	29,180
75,000	3.875%, 01/27/26	77,296
20,000	4.375%, 01/22/47	20,621

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Capital Markets — continued
225,000	Series H, VAR, 5.450%, 07/15/19 (x) (y)	230,906
18,000	MSCI, Inc., 5.250%, 11/15/24 (e)	19,006
EUR 200,000	UBS Group AG, (Switzerland), Reg. S, VAR, 5.750%, 02/19/22 (x) (y)	249,155

		1,347,711

	Consumer Finance — 2.7%
150,000	AerCap Ireland Capital DAC, (Netherlands), 4.625%, 10/30/20	159,646
	Ally Financial, Inc.,
20,000	4.250%, 04/15/21	20,611
19,000	4.625%, 03/30/25	19,051
50,000	Capital One Financial Corp., 3.750%, 04/24/24	51,403
3,000	FirstCash, Inc., 5.375%, 06/01/24 (e)	3,067
200,000	Ford Motor Credit Co. LLC, 4.375%, 08/06/23	209,313
40,000	General Motors Financial Co., Inc., 4.350%, 01/17/27	40,451
EUR 100,000	Lincoln Finance Ltd., (Netherlands), Reg. S, 6.875%, 04/15/21	120,620
42,000	Springleaf Finance Corp., 8.250%, 12/15/20	46,305
30,000	Synchrony Financial, 3.700%, 08/04/26	28,961

		699,428

	Diversified Financial Services — 1.9%
12,000	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	12,000
10,000	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	8,700
200,000	EDP Finance BV, (Portugal), 5.250%, 01/14/21 (e)	214,960
	Nationstar Mortgage LLC,
37,000	6.500%, 07/01/21	37,786
20,000	7.875%, 10/01/20	20,650
GBP 100,000	Nationwide Building Society, (United Kingdom), VAR, 6.875%, 06/20/19 (e) (x) (y)	133,983
65,000	Shell International Finance BV, (Netherlands), 4.125%, 05/11/35	67,370

		495,449

	Insurance — 0.7%
130,000	American International Group, Inc., 3.900%, 04/01/26	134,250
30,000	MetLife, Inc., 4.721%, 12/15/44	33,298
GBP 9,000	Zurich Finance UK plc, (Switzerland), VAR, 6.625%, 10/02/22 (x) (y)	13,828

		181,376

	Thrifts & Mortgage Finance — 0.1%
7,000	Ladder Capital Finance Holdings LLLP, 5.250%, 03/15/22 (e)	7,184

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Financials — continued
	Thrifts & Mortgage Finance — continued
10,000	Quicken Loans, Inc., 5.750%, 05/01/25 (e)	10,012

		17,196

	Total Financials	4,614,208

	Health Care — 2.5%
	Health Care Equipment & Supplies — 0.2%
13,000	Hologic, Inc., 5.250%, 07/15/22 (e)	13,650
	Mallinckrodt International Finance SA,
35,000	3.500%, 04/15/18	35,087
13,000	5.625%, 10/15/23 (e)	12,480

		61,217

	Health Care Providers & Services — 1.4%
20,000	Acadia Healthcare Co., Inc., 6.500%, 03/01/24	21,350
	Centene Corp.,
5,000	4.750%, 01/15/25	5,163
11,000	6.125%, 02/15/24	11,952
12,000	Community Health Systems, Inc., 7.125%, 07/15/20	11,805
33,000	DaVita, Inc., 5.125%, 07/15/24	33,577
	Envision Healthcare Corp.,
7,000	5.125%, 07/01/22 (e)	7,175
6,000	5.625%, 07/15/22	6,262
	HCA, Inc.,
54,000	5.000%, 03/15/24	57,856
29,000	5.875%, 03/15/22	32,190
21,000	5.875%, 05/01/23	22,929
31,000	IASIS Healthcare LLC, 8.375%, 05/15/19	31,387
3,000	Molina Healthcare, Inc., 4.875%, 06/15/25 (e)	3,023
32,000	MPH Acquisition Holdings LLC, 7.125%, 06/01/24 (e)	34,198
7,000	Team Health Holdings, Inc., 6.375%, 02/01/25 (e)	6,799
	Tenet Healthcare Corp.,
35,000	VAR, 4.631%, 06/15/20	35,263
15,000	5.000%, 03/01/19	15,300
39,000	6.750%, 06/15/23	38,805

		375,034

	Health Care Technology — 0.1%
11,000	Quintiles IMS, Inc., 4.875%, 05/15/23 (e)	11,302

	Pharmaceuticals — 0.8%
40,000	Allergan Funding SCS, 3.800%, 03/15/25	41,282
	Concordia International Corp., (Canada),
32,000	7.000%, 04/15/23 (e)	6,480

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Pharmaceuticals — continued
2,000	9.000%, 04/01/22 (e)	1,490
50,000	Mylan NV, 3.950%, 06/15/26	50,136
40,000	Teva Pharmaceutical Finance Netherlands III BV, (Israel), 3.150%, 10/01/26	37,624
	Valeant Pharmaceuticals International, Inc.,
3,000	6.500%, 03/15/22 (e)	3,150
26,000	6.750%, 08/15/21 (e)	23,400
43,000	7.000%, 10/01/20 (e)	41,065
6,000	7.000%, 03/15/24 (e)	6,345

		210,972

	Total Health Care	658,525

	Industrials — 5.5%
	Aerospace & Defense — 1.0%
	Arconic, Inc.,
17,000	5.125%, 10/01/24	18,071
44,000	5.900%, 02/01/27	47,960
42,000	Bombardier, Inc., (Canada), 7.750%, 03/15/20 (e)	45,360
EUR 100,000	Leonardo SpA, (Italy), 4.875%, 03/24/25	136,550
	TransDigm, Inc.,
11,000	6.000%, 07/15/22	11,397
11,000	6.375%, 06/15/26 (e)	11,275

		270,613

	Airlines — 0.3%
82,232	Continental Airlines Pass-Through Trust, Series 2012-2, Class A, 4.000%, 10/29/24	85,829

	Building Products — 1.0%
3,000	Airxcel, Inc., 8.500%, 02/15/22 (e)	3,139
GBP 50,000	Cie de Saint-Gobain, (France), 5.625%, 11/15/24	81,128
65,000	Masco Corp., 4.375%, 04/01/26	69,342
14,000	NCI Building Systems, Inc., 8.250%, 01/15/23 (e)	15,172
45,000	Owens Corning, 3.400%, 08/15/26	44,542
26,000	Standard Industries, Inc., 6.000%, 10/15/25 (e)	28,080
19,000	Summit Materials LLC, 6.125%, 07/15/23	19,855
2,000	USG Corp., 4.875%, 06/01/27 (e)	2,020

		263,278

	Commercial Services & Supplies — 0.6%
3,000	ACCO Brands Corp., 5.250%, 12/15/24 (e)	3,097
15,000	ADT Corp. (The), 4.125%, 06/15/23	14,963
19,000	Prime Security Services Borrower LLC, 9.250%, 05/15/23 (e)	20,773

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Industrials — continued
	Commercial Services & Supplies — continued
EUR 89,777	Verisure Holding AB, (Sweden), Reg. S, 6.000%, 11/01/22	109,928

		148,761

	Construction & Engineering — 0.4%
	AECOM,
13,000	5.125%, 03/15/27 (e)	12,951
37,000	5.875%, 10/15/24	39,683
30,000	MasTec, Inc., 4.875%, 03/15/23	30,225
10,000	Tutor Perini Corp., 6.875%, 05/01/25 (e)	10,462

		93,321

	Electrical Equipment — 0.5%
EUR 100,000	NEW Areva Holding SA, (France), Reg. S, 3.125%, 03/20/23	112,672
19,000	Sensata Technologies BV, 5.625%, 11/01/24 (e)	20,449
10,000	Vertiv Group Corp., 9.250%, 10/15/24 (e)	10,800

		143,921

	Machinery — 0.2%
5,000	Navistar International Corp., 8.250%, 11/01/21	5,059
	Novelis Corp.,
5,000	5.875%, 09/30/26 (e)	5,175
10,000	6.250%, 08/15/24 (e)	10,536
3,000	Tennant Co., 5.625%, 05/01/25 (e)	3,128
11,000	Terex Corp., 5.625%, 02/01/25 (e)	11,275
5,000	Xylem, Inc., 4.375%, 11/01/46	5,123

		40,296

	Professional Services — 0.0% (g)
4,000	AMN Healthcare, Inc., 5.125%, 10/01/24 (e)	4,060

	Road & Rail — 1.1%
50,000	Burlington Northern Santa Fe LLC, 4.550%, 09/01/44	54,793
EUR 125,000	Europcar Groupe SA, (France), Reg. S, 5.750%, 06/15/22	148,114
GBP 42,080	Great Rolling Stock Co. Ltd. (The), (United Kingdom), Reg. S, 6.875%, 07/27/35	72,719

		275,626

	Trading Companies & Distributors — 0.3%
18,000	Aircastle Ltd., 7.625%, 04/15/20	20,385
22,000	HD Supply, Inc., 5.750%, 04/15/24 (e)	23,458
37,000	United Rentals North America, Inc., 5.750%, 11/15/24	39,128

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Trading Companies & Distributors — continued
9,000	WESCO Distribution, Inc., 5.375%, 06/15/24	9,360

		92,331

	Transportation Infrastructure — 0.1%
GBP 15,000	Autostrade per l’Italia SpA, (Italy), 6.250%, 06/09/22	23,555

	Total Industrials	1,441,591

	Information Technology — 1.6%
	Communications Equipment — 0.2%
32,000	Avaya, Inc., 7.000%, 04/01/19 (d) (e)	26,160
3,000	CommScope Technologies LLC, 5.000%, 03/15/27 (e)	3,000
30,000	Harris Corp., 5.054%, 04/27/45	33,507

		62,667

	Electronic Equipment, Instruments & Components — 0.4%
	Anixter, Inc.,
28,000	5.500%, 03/01/23	29,750
32,000	5.625%, 05/01/19	33,680
41,000	CDW LLC, 5.500%, 12/01/24	44,280

		107,710

	Internet Software & Services — 0.3%
35,000	Rackspace Hosting, Inc., 8.625%, 11/15/24 (e)	37,363
	Zayo Group LLC,
9,000	5.750%, 01/15/27 (e)	9,494
18,000	6.000%, 04/01/23	19,035

		65,892

	IT Services — 0.2%
	First Data Corp.,
30,000	5.000%, 01/15/24 (e)	31,087
20,000	5.750%, 01/15/24 (e)	21,150

		52,237

	Semiconductors & Semiconductor Equipment — 0.0% (g)
6,000	Micron Technology, Inc., 5.250%, 01/15/24 (e)	6,180

	Software — 0.4%
10,000	Camelot Finance SA, 7.875%, 10/15/24 (e)	10,775
3,000	CURO Financial Technologies Corp., 12.000%, 03/01/22 (e)	3,150
15,000	Genesys Telecommunications Laboratories, Inc., 10.000%, 11/30/24 (e)	16,800
20,000	Infor US, Inc., 6.500%, 05/15/22	20,825
15,000	Informatica LLC, 7.125%, 07/15/23 (e)	15,113

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Information Technology — continued
	Software — continued
	Microsoft Corp.,
20,000	3.700%, 08/08/46	19,526
20,000	4.875%, 12/15/43	23,081

		109,270

	Technology Hardware, Storage & Peripherals — 0.1%
	Diamond 1 Finance Corp.,
3,000	4.420%, 06/15/21 (e)	3,161
8,000	5.450%, 06/15/23 (e)	8,686
3,000	5.875%, 06/15/21 (e)	3,171
3,000	7.125%, 06/15/24 (e)	3,343

		18,361

	Total Information Technology	422,317

	Materials — 6.0%
	Chemicals — 1.6%
15,000	Blue Cube Spinco, Inc., 10.000%, 10/15/25	18,600
	CF Industries, Inc.,
10,000	4.500%, 12/01/26 (e)	10,321
35,000	4.950%, 06/01/43	30,888
15,000	6.875%, 05/01/18	15,637
2,000	Chemours Co. (The), 5.375%, 05/15/27	2,090
38,000	CVR Partners LP, 9.250%, 06/15/23 (e)	39,377
5,000	Gates Global LLC, 6.000%, 07/15/22 (e)	5,094
21,000	Hexion, Inc., 6.625%, 04/15/20	19,530
EUR 100,000	Ineos Finance plc, (United Kingdom), Reg. S, 4.000%, 05/01/23	116,688
EUR 100,000	INEOS Group Holdings SA, (Luxembourg), Reg. S, 5.375%, 08/01/24	120,199
2,000	Koppers, Inc., 6.000%, 02/15/25 (e)	2,105
3,000	Scotts Miracle-Gro Co. (The), 5.250%, 12/15/26	3,112
45,000	Tronox Finance LLC, 6.375%, 08/15/20	45,450

		429,091

	Construction Materials — 0.0% (g)
9,000	US Concrete, Inc., 6.375%, 06/01/24	9,405

	Containers & Packaging — 2.1%
EUR 125,000	Ardagh Packaging Finance plc, (Ireland), Reg. S, 6.750%, 05/15/24	156,392
16,000	Berry Plastics Corp., 6.000%, 10/15/22	17,060
7,000	Owens-Brockway Glass Container, Inc., 5.000%, 01/15/22 (e)	7,306
35,000	Reynolds Group Issuer, Inc., (New Zealand), 5.750%, 10/15/20	35,963
EUR 125,000	SIG Combibloc Holdings SCA, (Luxembourg), Reg. S, 7.750%, 02/15/23	150,599

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Containers & Packaging — continued
EUR 150,000	Verallia Packaging SASU, (France), Reg. S, 5.125%, 08/01/22	179,455

		546,775

	Metals & Mining — 1.8%
9,000	AK Steel Corp., 7.500%, 07/15/23	9,731
17,000	Aleris International, Inc., 7.875%, 11/01/20	16,740
EUR 200,000	Anglo American Capital plc, (United Kingdom), Reg. S, 3.500%, 03/28/22	244,461
62,000	ArcelorMittal, (Luxembourg), 7.000%, 02/25/22	69,750
10,000	Commercial Metals Co., 4.875%, 05/15/23	10,037
	FMG Resources August 2006 Pty. Ltd., (Australia),
4,000	4.750%, 05/15/22 (e)	4,047
5,000	5.125%, 05/15/24 (e)	5,044
10,000	Hudbay Minerals, Inc., (Canada), 7.250%, 01/15/23 (e)	10,450
9,000	Lundin Mining Corp., (Canada), 7.875%, 11/01/22 (e)	9,855
22,000	Steel Dynamics, Inc., 5.250%, 04/15/23	22,743
9,000	Teck Resources Ltd., (Canada), 8.000%, 06/01/21 (e)	9,765
16,000	United States Steel Corp., 8.375%, 07/01/21 (e)	17,560
40,000	Vale Overseas Ltd., (Brazil), 6.250%, 08/10/26	42,960

		473,143

	Paper & Forest Products — 0.5%
EUR 100,000	WEPA Hygieneprodukte GmbH, (Germany), Reg. S, 3.750%, 05/15/24	117,744

	Total Materials	1,576,158

	Real Estate — 0.8%
	Equity Real Estate Investment Trusts (REITs) — 0.8%
70,000	Crown Castle International Corp., 3.700%, 06/15/26	70,697
	CyrusOne LP,
4,000	5.000%, 03/15/24 (e)	4,090
3,000	5.375%, 03/15/27 (e)	3,090
10,000	DuPont Fabros Technology LP, 5.625%, 06/15/23	10,525
14,000	Equinix, Inc., 5.750%, 01/01/25	15,120
13,000	Iron Mountain, Inc., 5.750%, 08/15/24	13,341
13,000	SBA Communications Corp., 4.875%, 07/15/22	13,439
5,000	Uniti Group, Inc., 7.125%, 12/15/24 (e)	5,038
67,000	VEREIT Operating Partnership LP, 4.600%, 02/06/24	70,121

	Total Real Estate	205,461

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Telecommunication Services — 6.0%
	Diversified Telecommunication Services — 4.5%
80,000	AT&T, Inc., 5.250%, 03/01/37	83,614
	CCO Holdings LLC,
10,000	5.125%, 05/01/27 (e)	10,231
8,000	5.500%, 05/01/26 (e)	8,456
16,000	5.750%, 02/15/26 (e)	17,140
18,000	5.875%, 04/01/24 (e)	19,337
21,000	Cincinnati Bell, Inc., 7.000%, 07/15/24 (e)	21,997
10,000	Consolidated Communications, Inc., 6.500%, 10/01/22	9,937
EUR 120,000	eircom Finance DAC, (Ireland), Reg. S, 4.500%, 05/31/22	141,703
71,000	Embarq Corp., 7.995%, 06/01/36	72,109
	Frontier Communications Corp.,
32,000	7.125%, 03/15/19	33,840
28,000	9.250%, 07/01/21	28,525
4,000	11.000%, 09/15/25	3,735
	Intelsat Jackson Holdings SA, (Luxembourg),
12,000	5.500%, 08/01/23	9,900
5,000	7.250%, 04/01/19	4,775
6,000	7.250%, 10/15/20	5,415
28,000	8.000%, 02/15/24 (e)	30,240
14,000	Level 3 Financing, Inc., 5.125%, 05/01/23	14,569
2,000	Qwest Capital Funding, Inc., 7.750%, 02/15/31	1,910
	Qwest Corp.,
9,000	6.750%, 12/01/21	10,062
30,000	7.125%, 11/15/43	29,775
	Verizon Communications, Inc.,
70,000	VAR, 2.137%, 03/16/22	70,851
65,000	5.250%, 03/16/37	69,224
EUR 120,000	Virgin Media Finance plc, (United Kingdom), Reg. S, 4.500%, 01/15/25	142,890
200,000	Virgin Media Secured Finance plc, (United Kingdom), 5.250%, 01/15/26 (e)	203,500
EUR 100,000	Wind Acquisition Finance SA, (Italy), Reg. S, 4.000%, 07/15/20	113,936
13,000	Windstream Services LLC, 7.750%, 10/01/21	12,577

		1,170,248

	Wireless Telecommunication Services — 1.5%
EUR 100,000	Matterhorn Telecom SA, (Luxembourg), Reg. S, 3.875%, 05/01/22	115,845
	Sprint Communications, Inc.,
13,000	9.000%, 11/15/18 (e)	14,267
21,000	9.250%, 04/15/22	25,725

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Wireless Telecommunication Services — continued
	Sprint Corp.,
25,000	7.125%, 06/15/24	28,122
20,000	7.625%, 02/15/25	23,000
5,000	7.875%, 09/15/23	5,781
EUR 100,000	Telefonica Europe BV, (Spain), Reg. S, VAR, 7.625%, 09/18/21 (x) (y)	133,697
	T-Mobile USA, Inc.,
25,000	6.625%, 04/01/23	26,618
13,000	6.836%, 04/28/23	13,910

		386,965

	Total Telecommunication Services	1,557,213

	Utilities — 3.2%
	Electric Utilities — 1.8%
60,000	Emera US Finance LP, (Canada), 3.550%, 06/15/26	59,959
	Exelon Corp.,
35,000	3.497%, 06/01/22	35,835
25,000	4.450%, 04/15/46	25,517
GBP 50,000	Iberdrola Finanzas SA, (Spain), 7.375%, 01/29/24	87,007
50,000	ITC Holdings Corp., 3.250%, 06/30/26	49,391
200,000	Lamar Funding Ltd., (Oman), Reg. S, 3.958%, 05/07/25	190,750
21,000	Terraform Global Operating LLC, 9.750%, 08/15/22 (e)	23,415

		471,874

	Gas Utilities — 0.0% (g)
3,000	AmeriGas Partners LP, 5.500%, 05/20/25	3,037

	Independent Power and Renewable Electricity Producers — 1.2%
	AES Corp.,
6,000	VAR, 4.055%, 06/01/19	6,015
9,000	5.500%, 03/15/24	9,337
21,000	Calpine Corp., 5.875%, 01/15/24 (e)	21,682
23,000	Dynegy, Inc., 5.875%, 06/01/23	21,649
200,000	Empresa Electrica Angamos SA, (Chile), Reg. S, 4.875%, 05/25/29	204,250
41,000	GenOn Energy, Inc., 9.875%, 10/15/20	29,828
20,000	NRG Energy, Inc., 6.625%, 03/15/23	20,602
9,000	NRG Yield Operating LLC, 5.375%, 08/15/24	9,293

		322,656

	Multi-Utilities — 0.1%
GBP 15,000	innogy Finance BV, (Germany), Reg. S, 5.625%, 12/06/23	23,815

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Utilities — continued
	Water Utilities — 0.1%
GBP 10,000	Northumbrian Water Finance plc, (United Kingdom), Reg. S, 6.875%, 02/06/23	16,643

	Total Utilities	838,025

	Total Corporate Bonds (Cost $16,068,088)	16,520,839

Loan Assignments — 30.8%
	Consumer Discretionary — 8.3%
	Auto Components — 0.4%
100,000	USI, Inc., 1st Lien Term Loan B, VAR, 4.180%, 04/05/24 ^	99,825

	Diversified Consumer Services — 0.5%
148,858	Spin Holdco, Inc., Initial Term Loan, VAR, 4.405%, 11/14/19	148,672

	Hotels, Restaurants & Leisure — 0.8%
82,000	1011778 BC Unlimited Co., 1st Lien Term Loan B, VAR, 3.309%, 02/16/24 ^	82,123
10,000	Gateway Casinos & Entertainment Ltd., 1st Lien Term Loan B, VAR, 4.794%, 02/15/23	10,121
20,000	Hilton Worldwide Finance LLC, Series B-2 Term Loan, VAR, 3.024%, 10/25/23	20,111
14,223	Landry’s, Inc., 1st Lien Term Loan, VAR, 3.745%, 10/04/23	14,223
74,420	Seminole Hard Rock Entertainment, Inc., Term Loan B, VAR, 3.897%, 05/14/20	74,513

		201,091

	Leisure Products — 0.6%
150,000	Delta 2 SARL, USD Facility B-3, VAR, 4.568%, 02/01/24	150,120

	Media — 3.9%
90,000	Altice US Finance I Corp. Term Loan, VAR, 2.250%, 01/25/25 ^	89,807
99,750	AMC Entertainment, Inc., Term Loan B, VAR, 3.283%, 10/31/23	100,187
140,000	Cablevision Systems Corp., 1st Lien, VAR, 3.249%, 03/14/25	139,685
99,248	Charter Communications Operating LLC, 1st Lien Term Loan H, VAR, 3.050%, 01/15/22	99,769

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Media — continued
92,751	Entravision Communications Corp., Tranche B Term Loan, VAR, 3.647%, 05/31/20	92,751
51,630	Gray Television, Inc., 1st Lien Term Loan B, VAR, 3.495%, 02/28/24	51,996
70,612	Sinclair Broadcast Group, Inc., 1st Lien Term Loan B, VAR, 3.300%, 01/03/24	70,629
79,010	Tribune Media Co., 1st Lien Term Loan B, VAR, 4.045%, 01/18/24	79,258
99,197	Univision Communications, Inc., 1st Lien Term Loan C-5, VAR, 3.795%, 03/15/24	98,342
76,805	WMG Acquisition Corp., Term Loan, VAR, 3.750%, 11/01/23	76,929
117,000	Zuffa LLC, 1st Lien Guaranteed Senior Secured Term Loan, VAR, 4.260%, 08/18/23	117,585

		1,016,938

	Multiline Retail — 0.5%
147,188	JC Penney Corp., Term Loan B, VAR, 5.450%, 06/23/23	145,225

	Specialty Retail — 1.0%
100,000	Bass Pro Group LLC, Senior Secured Term Loan B, VAR, 6.147%, 11/04/23	96,982
158,800	Harbor Freight Tools USA, Inc., 1st Lien Term Loan, VAR, 4.295%, 08/11/23	158,668

		255,650

	Textiles, Apparel & Luxury Goods — 0.6%
149,250	Samsonite IP Holdings SARL, 1st Lien Term Loan B, VAR, 3.295%, 08/01/23	150,602

	Total Consumer Discretionary	2,168,123

	Consumer Staples — 3.4%
	Food & Staples Retailing — 1.1%
99,750	Albertson’s LLC, Term Loan B-5, VAR, 4.401%, 12/21/22	100,404
99,750	Moran Foods LLC, Term Loan B, VAR, 7.045%, 11/29/23	98,129
77,302	SUPERVALU, Inc., Term Loan B, VAR, 5.545%, 03/21/19	77,377

		275,910

	Food Products — 1.3%
58,000	Dole Food Co., Inc., 1st Lien Term Loan B, VAR, 4.124%, 04/06/24	58,228
148,852	Hearthside Group Holdings LLC, 1st Lien Term Loan B, VAR, 4.045%, 06/21/21	149,845
44,864	JBS USA LLC, Term Loan B, VAR, 3.495%, 10/30/22	44,169

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Consumer Staples — 3.3%
	Food Products — continued
78,803	Pinnacle Foods Finance LLC, Term Loan B, VAR, 2.995%, 01/27/24	79,162

		331,404

	Personal Products — 1.0%
148,877	NBTY, Inc., 1st Lien Term Loan B-1, VAR, 4.647%, 05/05/23	148,846
95,445	Prestige Brands, Inc., 1st Lien Term Loan B-4, VAR, 3.795%, 01/24/24	96,201
29,851	Revlon Consumer Products Corp., Term Loan B, VAR, 4.544%, 09/07/23	28,473

		273,520

	Total Consumer Staples	880,834

	Energy — 1.4%
	Energy Equipment & Services — 0.1%
25,000	Summit Midstream Partners Holdings LLC, Senior Secured Term Loan, VAR, 7.045%, 05/16/22	25,438

	Oil, Gas & Consumable Fuels — 1.3%
10,000	California Resources Corp., 1st Lien Second Out Term Loan, VAR, 11.375%, 08/05/21	11,056
10,000	Chesapeake Energy Corp., 1st Lien Last Out, VAR, 8.686%, 08/23/21	10,775
196,022	Gulf Finance LLC, 1st Lien Term Loan B, VAR, 6.300%, 07/27/23	187,691
50,000	MEG Energy Corp., 1st Lien Term B Loan, (Canada), VAR, 4.627%, 12/31/23	49,838
81,400	Ultra Resources, Inc., Term Loan, VAR, 4.000%, 04/12/24	81,146
15,632	Western Refining, Inc., 1st Lien Term Loan B, VAR, 7.500%, 06/23/23	15,641

		356,147

	Total Energy	381,585

	Financials — 0.2%
	Real Estate — 0.2%
45,538	Lightstone Holdco LLC, 1st Lien Term Loan B, VAR, 5.545%, 01/30/24	44,513
4,348	Lightstone Holdco LLC, 1st Lien Term Loan C, VAR, 5.545%, 01/30/24	4,250

	Total Financials	48,763

	Health Care — 3.4%
	Health Care Equipment & Supplies — 0.6%
149,237	Mallinckrodt International Finance SA, Term Loan B, VAR, 3.897%, 09/24/24	149,153

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Health Care Providers & Services — 1.7%
98,999	CHG Healthcare Services, Inc., Term Loan B, VAR, 4.921%, 06/07/23	99,865
63,484	Community Health Systems, Inc., Incremental 2021 Term H Loan, VAR, 4.148%, 01/27/21	63,494
182,421	MultiPlan, Inc., 1st Lien Term Loan B, VAR, 4.897%, 06/07/23	182,778
99,233	National Mentor Holdings, Inc., Tranche B Term Loan, VAR, 4.147%, 01/31/21	99,406

		445,543

	Pharmaceuticals — 1.1%
84,039	Concordia Healthcare Corp., Initial Dollar Term Loan, (Canada), VAR, 5.279%, 10/21/21	60,710
90,000	Grifols Worldwide Operations Ltd., Term Loan B, VAR, 3.200%, 01/19/25	90,156
141,066	Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan, (Canada), VAR, 5.750%, 04/01/22	143,534

		294,400

	Total Health Care	889,096

	Industrials — 2.7%
	Aerospace & Defense — 0.6%
148,875	TransDigm, Inc., Tranche F Term Loan, VAR, 4.045%, 06/09/23	149,098

	Commercial Services & Supplies — 2.0%
76,538	Camelot Finance LP, 1st Lien Term Loan, VAR, 4.545%, 10/03/23	77,065
100,000	Garda World Security Corp., 1st Lien Term Loan B, VAR, 5.043%, 05/12/24 ^	100,208
99,485	Pharmaceutical Product Development LLC, 1st Lien Term Loan B, VAR, 4.328%, 08/18/22	99,581
149,376	Prime Security Services Borrower LLC, Term B-1 Loan, VAR, 4.294%, 05/02/22	150,577
100,000	TRC Co., 1st Lien Term Loan, VAR, 05/24/24 ^	100,250

		527,681

	Machinery — 0.1%
19,950	Piscine US Acquisition LLC, 1st Lien Term Loan, VAR, 5.647%, 12/12/23	20,050

	Total Industrials	696,829

	Information Technology — 4.3%
	Electronic Equipment, Instruments & Components — 0.6%
149,251	Dell International LLC, Term Loan B, VAR, 3.550%, 09/07/23	150,096

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Information Technology — continued
	Internet Software & Services — 0.4%
99,757	Genesys Telecommunications Laboratories, Inc., Term Loan B, VAR, 5.158%, 12/01/23	100,405

	IT Services — 0.5%
137,429	First Data Corp., Term Loan, VAR, 4.029%, 07/08/22	138,230

	Semiconductors & Semiconductor Equipment — 1.0%
169,391	Microsemi Corp., Closing Date Term B Loan, VAR, 3.326%, 01/15/23	170,002
75,646	On Semiconductor Corp., 1st Lien Term Loan B, VAR, 3.295%, 03/31/23	75,972
19,900	Versum Materials, Inc., Senior Secured Term Loan B, VAR, 3.647%, 09/22/23	20,116

		266,090

	Software — 1.7%
110,281	Infor US, Inc., Tranche B-6 Term Loan, VAR, 3.897%, 02/01/22	110,005
100,000	Qlik Technologies, Inc., 1st Lien Term Loan B, VAR, 4.670%, 04/26/24	99,542
79,800	Rackspace Hosting, Inc., 1st Lien Term Loan B, VAR, 4.672%, 11/03/23	80,233
148,877	SolarWinds, Inc., 1st Lien Term Loan, VAR, 4.545%, 02/03/23	149,568

		439,348

	Technology Hardware, Storage & Peripherals — 0.1%
24,874	Quest Software US Holdings, Inc., Term Loan, VAR, 7.046%, 10/31/22	25,309

	Total Information Technology	1,119,478

	Materials — 1.6%
	Chemicals — 0.6%
100,000	Axalta Coating Systems US Holdings, Inc., Term Loan B, VAR, 06/21/24 ^	100,469
49,623	PolyOne Corp., Term B-2 Loan, VAR, 3.277%, 11/11/22	50,016

		150,485

	Construction Materials — 0.3%
99,500	Forterra Finance LLC, Term Loan B, VAR, 4.045%, 10/25/23	93,352

	Containers & Packaging — 0.7%
100,000	Berry Plastics Corp., Term Loan L, VAR, 3.244%, 01/06/21	100,538
43,000	Bway Holding Co., 1st Lien Term Loan, VAR, 4.245%, 03/22/24	42,937
30,000	Consolidated Container, Inc., 1st Lien Term Loan B, VAR, 4.500%, 05/22/24 ^	30,158

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Containers & Packaging — continued

		173,633

	Total Materials	417,470

	Real Estate — 0.4%
	Equity Real Estate Investment Trusts (REITs) — 0.4%
100,000	GEO Group, Inc. (The), Term Loan, VAR, 3.250%, 03/09/24	100,063

	Telecommunication Services — 2.3%
	Diversified Telecommunication Services — 1.9%
100,000	Centurylink, Inc., 1st Lien Term Loan B, VAR, 01/31/25 ^	99,804
97,500	Hargray Communications Group, Inc., Senior Secured Term Loan B, VAR, 4.031%, 03/24/24 ^	97,646
150,000	Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, (Luxembourg), VAR, 3.887%, 06/30/19	148,039
100,000	US TelePacific Corp., 1st Lien Term Loan B, VAR, 6.045%, 04/13/23	99,083
53,622	Zayo Group LLC, 1st Lien Term Loan B, VAR, 3.510%, 01/12/24 ^	53,954
4,063	Zayo Group LLC, Term B-3 Loan, VAR, 3.500%, 01/19/24 ^	4,088

		502,614

	Wireless Telecommunication Services — 0.4%
100,000	A2Z Wireless Holdings, Inc., 1st Lien Term Loan B, VAR, 7.000%, 05/01/23 ^	100,938

	Total Telecommunication Services	603,552

	Utilities — 2.8%
	Electric Utilities — 0.8%
162,450	Texas Competitive Electric Holdings Co. LLC, Term Loan, VAR, 3.794%, 08/04/23	161,253
37,143	Texas Competitive Electric Holdings Co. LLC, Term Loan C, VAR, 3.795%, 08/04/23	36,869

		198,122

	Independent Power and Renewable Electricity Producers — 2.0%
148,864	Calpine Corp., Term Loan, VAR, 3.900%, 05/27/22	148,508
150,000	Dynegy, Inc., Term Loan, VAR, 4.250%, 01/12/24	149,785
148,875	NRG Energy, Inc., Term Loan, VAR, 3.295%, 06/30/23	148,649

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Utilities — continued
	Independent Power and Renewable Electricity Producers — continued
93,750	Talen Energy Supply, Term Loan B-2, VAR, 5.050%, 04/15/24	87,950

		534,892

	Total Utilities	733,014

	Total Loan Assignments (Cost $8,027,318)	8,038,807

NUMBER OF CONTRACTS
Option Purchased — 0.0% (g)
	Payer Option Purchased on Credit Default Index — 0.0% (g)
3,925,000	Expiring 07/19/17. If exercised the Fund pays quarterly to Buy Protection on CDX.NA.IG.28-V1.at $0.01, terminating 06/20/22, European Style (a) (r)
	Total Options Purchased (Cost $4,416)	1,430

SHARES
Short-Term Investments — 4.3%
	Investment Companies — 4.3%
800,569	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.970% (b) (l)	800,889
316,847	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.660% (b) (l)	316,847

	Total Short-Term Investments (Cost $1,117,691)	1,117,736

	Total Investments — 99.8% (Cost $25,588,066)	26,050,954
	Other Assets in Excess of Liabilities — 0.2%	61,320

	NET ASSETS — 100.0%	$26,112,274

Percentages indicated are based on net assets.

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MAY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
9	U.S. Treasury 10 Year Ultra Note	09/20/17	USD	1,221,609	6,066
	Short Futures Outstanding
(4)	Euro-Bobl	06/08/17	EUR	(593,983)	(1,344)
(3)	Euro-Bund	06/08/17	EUR	(547,026)	(3,243)
(3)	Euro-Schatz	06/08/17	EUR	(378,355)	91
(5)	10 Year U.S. Treasury Note	09/20/17	USD	(631,484)	(2,238)
(1)	U.S. Treasury Long Bond	09/20/17	USD	(153,813)	(1,533)
(1)	Long Gilt	09/27/17	GBP	(164,844)	(683)
(3)	2 Year U.S. Treasury Note	09/29/17	USD	(649,453)	(146)
(1)	5 Year U.S. Treasury Note	09/29/17	USD	(118,313)	(221)

					(3,251)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT MAY 31, 2017		NET UNREALIZED APPRECIATION (DEPRECIATION)
5,967 5,094	EUR for GBP	Royal Bank of Canada	06/02/17	6,563	#	6,703	#	140
37,483	EUR	Australia and New Zealand Banking Group Limited	06/02/17	40,810		42,107		1,297
101,660	EUR	Australia and New Zealand Banking Group Limited	07/05/17	113,876		114,409		533
136,209	EUR	HSBC Bank, N.A.	06/02/17	150,879		153,010		2,131
4,749,231	EUR	Morgan Stanley	06/02/17	5,301,760		5,335,048		33,288
13,034	EUR	Royal Bank of Canada	06/02/17	14,551		14,642		91
582,847	GBP	Australia and New Zealand Banking Group Limited	06/02/17	749,578		750,969		1,391
5,250	GBP	HSBC Bank, N.A.	06/02/17	6,740		6,764		24

				6,384,757		6,423,652		38,895

CONTRACTS TO SELL		COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT MAY 31, 2017		NET UNREALIZED APPRECIATION (DEPRECIATION)
336,807	EUR	Australia and New Zealand Banking Group Limited	06/02/17	368,148		378,353		(10,205)
5,765	EUR	Credit Suisse International	06/02/17	6,297		6,477		(180)
161,036	EUR	HSBC Bank, N.A.	06/02/17	177,818		180,899		(3,081)
4,438,314	EUR	Royal Bank of Canada	06/02/17	4,841,451		4,985,781		(144,330)
4,748,748	EUR	Morgan Stanley	07/05/17	5,311,064		5,344,257		(33,193)
12,956	EUR	Royal Bank of Canada	07/05/17	14,548		14,581		(33)
205,341	GBP	BNP Paribas	06/02/17	265,411		264,571		840
377,663	GBP	Morgan Stanley	06/02/17	484,587		486,599		(2,012)
582,847	GBP	Australia and New Zealand Banking Group Limited	07/05/17	750,402		751,788		(1,386)

				12,219,726		12,413,306		(193,580)

#	For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at May 31, 2017 of the currency being sold, and the value at May 31, 2017 is the U.S. Dollar market value of the currency being purchased.

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Centrally Cleared Credit Default Swaps - Buy Protection

Credit Indices: [1]

REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF MAY 31, 2017 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
CDX.NA.IG.28-V1	1.000% quarterly	06/20/22	0.621%	2,625,000	(52,865)	43,221

Centrally Cleared Credit Default Swaps - Sell Protection

Credit Indices: [2]

REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF MAY 31, 2017[3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
CDX.NA.IG.28-V1	1.000% quarterly	06/20/27	1.073%	950,000	(3,940)	8,127

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Centrally Cleared Interest Rate Swaps

RATE TYPE (r)
PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
2.338 semi-annually	3 month LIBOR quarterly	04/10/27	675,000	(13,718)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

CDX	—	Credit Default Swap Index
EUR	—	Euro
GBP	—	British Pound
MSCI	—	Morgan Stanley Capital International
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2017.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2017.

(a)	—	Non-income producing security.

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(l)	—	The rate shown is the current yield as of May 31, 2017.
(r)	—	Rates shown are per annum and payments are as described.
(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2017.
(y)	—	Preferred Security.
^	—	All or a portion of the security is unsettled as of May 31, 2017. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

As of May 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	616,552
Aggregate gross unrealized depreciation	(153,664)

Net unrealized appreciation/depreciation	462,888

Federal income tax cost of investments	25,588,066

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

Futures and options are generally valued on the basis of available market quotations. Swaps and Forward Foreign Currency Contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (SOI):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,117,736	$24,933,218	$—	$26,050,954

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$39,735	$—	$39,735
Futures Contracts	6,157	—	—	6,157
Swaps	—	4,187	—	4,187

Total Appreciation in Other Financial Instruments	$6,157	$43,922	$—	$50,079

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(194,420)	$—	$(194,420)
Futures Contracts	(9,408)	—	—	(9,408)
Swaps	—	(23,362)	—	(23,362)

Total Depreciation in Other Financial Instruments	$(9,408)	$(217,782)	$—	$(227,190)

(a) All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

There were no transfers among any levels during the period ended May 31, 2017.

B. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts, options and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

Notes (1) — (4) below describe the various derivatives used by the Fund.

(1). Options — The Fund purchased and sold (“wrote”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

The Fund’s exchange traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Fund’s over the counter (“OTC”) options are subject to master netting agreements.

(2). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment stategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions. As of May 31, 2017, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

(4). Swaps — The Fund engaged in various swap transactions, including interest rate, credit default index to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received are recorded as assets or liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as Restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Interest Rate Swaps

The Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

JPMorgan High Yield Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Convertible Bonds — 1.2%
	Consumer Discretionary — 0.4%
	Media — 0.4%
100,000	Live Nation Entertainment, Inc., 2.500%, 05/15/19	113,750

	Energy — 0.0% (g)
	Oil, Gas & Consumable Fuels — 0.0% (g)
15,000	Chesapeake Energy Corp., 5.500%, 09/15/26 (e)	14,465

	Information Technology — 0.8%
	Communications Equipment — 0.4%
100,000	Finisar Corp., 0.500%, 12/15/36 (e)	95,312

	Semiconductors & Semiconductor Equipment — 0.4%
100,000	ON Semiconductor Corp., 1.000%, 12/01/20	108,313

	Total Information Technology	203,625

	Total Convertible Bonds (Cost $321,500)	331,840

Corporate Bonds — 93.5%
	Consumer Discretionary — 28.0%
	Auto Components — 4.2%
EUR 150,000	Adient Global Holdings Ltd., Reg. S, 3.500%, 08/15/24	173,692
	American Axle & Manufacturing, Inc.,
75,000	6.250%, 04/01/25 (e)	74,250
65,000	6.500%, 04/01/27 (e)	64,187
25,000	Cooper-Standard Automotive, Inc., 5.625%, 11/15/26 (e)	25,438
135,000	Dana Financing Luxembourg SARL, 6.500%, 06/01/26 (e)	144,788
100,000	Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23	105,250
EUR 100,000	Grupo-Antolin Irausa SA, (Spain), Reg. S, 3.250%, 04/30/24	115,143
EUR 100,000	HP Pelzer Holding GmbH, (Germany), Reg. S, 4.125%, 04/01/24	116,969
200,000	IHO Verwaltungs GmbH, (Germany), 4.500%, (cash), 09/15/23 (e) (v)	204,250
100,000	TI Group Automotive Systems LLC, (United Kingdom), 8.750%, 07/15/23 (e)	106,250

		1,130,217

	Automobiles — 1.0%
250,000	Fiat Chrysler Automobiles NV, (United Kingdom), 5.250%, 04/15/23	251,875

	Diversified Consumer Services — 0.4%
100,000	Service Corp. International, 7.500%, 04/01/27	117,250

	Hotels, Restaurants & Leisure — 6.9%
105,000	1011778 BC ULC, (Canada), 6.000%, 04/01/22 (e)	109,300
245,889	Caesars Entertainment Operating Co., Inc., 9.125%, 02/15/20 (d)	300,600
EUR 100,000	Cirsa Funding Luxembourg SA, (Spain), Reg. S, 5.750%, 05/15/21	119,370
100,000	ESH Hospitality, Inc., 5.250%, 05/01/25 (e)	102,184
10,000	Hilton Grand Vacations Borrower LLC, 6.125%, 12/01/24 (e)	10,750
	Hilton Worldwide Finance LLC,
20,000	4.625%, 04/01/25 (e)	20,650
10,000	4.875%, 04/01/27 (e)	10,350
200,000	International Game Technology plc, 6.250%, 02/15/22 (e)	216,300
50,000	Interval Acquisition Corp., 5.625%, 04/15/23	51,875
80,000	Jack Ohio Finance LLC, 6.750%, 11/15/21 (e)	82,900
390,000	MGM Resorts International, 4.625%, 09/01/26	390,487
GBP 100,000	Pizzaexpress Financing 2 plc, (United Kingdom), Reg. S, 6.625%, 08/01/21	132,552
125,000	Sabre GLBL, Inc., 5.375%, 04/15/23 (e)	131,094
60,000	Scientific Games International, Inc., 7.000%, 01/01/22 (e)	64,050
100,000	Wynn Las Vegas LLC, 5.500%, 03/01/25 (e)	105,750

		1,848,212

	Household Durables — 1.1%
5,000	American Greetings Corp., 7.875%, 02/15/25 (e)	5,325
150,000	Radio Systems Corp., 8.375%, 11/01/19 (e)	156,270
120,000	Tempur Sealy International, Inc., 5.625%, 10/15/23	123,600

		285,195

	Internet & Direct Marketing Retail — 0.5%
EUR 100,000	eDreams ODIGEO SA, (Spain), 8.500%, 08/01/21 (e)	122,973

	Leisure Products — 0.5%
130,000	Vista Outdoor, Inc., 5.875%, 10/01/23	131,462

	Media — 10.3%
200,000	Altice Luxembourg SA, (Luxembourg), 7.750%, 05/15/22 (e)	212,500
50,000	CBS Radio, Inc., 7.250%, 11/01/24 (e)	52,750
	Clear Channel Worldwide Holdings, Inc.,
305,000	Series B, 6.500%, 11/15/22	314,150
190,000	Series B, 7.625%, 03/15/20	190,950

JPMorgan High Yield Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Media — continued
	DISH DBS Corp.,
115,000	5.875%, 07/15/22	122,762
430,000	5.875%, 11/15/24	457,950
20,000	7.750%, 07/01/26	23,500
75,000	Quebecor Media, Inc., (Canada), 5.750%, 01/15/23	79,500
50,000	Regal Entertainment Group, 5.750%, 06/15/23	52,125
EUR 100,000	SES SA, (Luxembourg), Reg. S, VAR, 4.625%, 01/02/22 (x) (y)	119,141
100,000	Sinclair Television Group, Inc., 5.625%, 08/01/24 (e)	102,875
270,000	Sirius XM Radio, Inc., 5.375%, 04/15/25 (e)	277,425
200,000	Unitymedia Hessen GmbH & Co. KG, (Germany), 5.500%, 01/15/23 (e)	208,000
200,000	UPCB Finance IV Ltd., (Netherlands), 5.375%, 01/15/25 (e)	207,580
	Videotron Ltd., (Canada),
25,000	5.125%, 04/15/27 (e)	25,875
200,000	5.375%, 06/15/24 (e)	213,228
90,000	WMG Acquisition Corp., 5.625%, 04/15/22 (e)	93,600

		2,753,911

	Multiline Retail — 0.2%
80,000	Neiman Marcus Group Ltd. LLC, 9.500%, (PIK), 10/15/21 (e) (v)	38,800

	Specialty Retail — 2.5%
EUR 100,000	Groupe Fnac SA, (France), 3.250%, 09/30/23 (e)	116,804
EUR 100,000	Kirk Beauty One GmbH, (Germany), Reg. S, 8.750%, 07/15/23	123,402
150,000	Michaels Stores, Inc., 5.875%, 12/15/20 (e)	153,750
EUR 100,000	N&W Global Vending SpA, (Italy), Reg. S, 7.000%, 10/15/23	119,131
	PetSmart, Inc.,
35,000	5.875%, 06/01/25 (e)	35,175
125,000	7.125%, 03/15/23 (e)	116,563

		664,825

	Textiles, Apparel & Luxury Goods — 0.4%
EUR 90,000	SMCP Group SAS, (China), Reg. S, 5.875%, 05/01/23	110,207

	Total Consumer Discretionary	7,454,927

	Consumer Staples — 2.7%
	Food & Staples Retailing — 0.8%
	Albertsons Cos. LLC,
30,000	5.750%, 03/15/25 (e)	29,850
40,000	6.625%, 06/15/24 (e)	41,400
GBP 100,000	Iceland Bondco plc, (United Kingdom), Reg. S, 6.750%, 07/15/24	140,189

		211,439

	Food Products — 0.8%
10,000	AdvancePierre Foods Holdings, Inc., 5.500%, 12/15/24 (e)	11,275
GBP 100,000	Boparan Finance plc, (United Kingdom), Reg. S, 5.250%, 07/15/19	129,811
25,000	Post Holdings, Inc., 5.500%, 03/01/25 (e)	26,250
50,000	TreeHouse Foods, Inc., 6.000%, 02/15/24 (e)	53,375

		220,711

	Household Products — 1.0%
100,000	Central Garden & Pet Co., 6.125%, 11/15/23	107,750
50,000	Energizer Holdings, Inc., 5.500%, 06/15/25 (e)	52,812
100,000	HRG Group, Inc., 7.750%, 01/15/22	105,800

		266,362

	Personal Products — 0.1%
20,000	High Ridge Brands Co., 8.875%, 03/15/25 (e)	19,700

	Total Consumer Staples	718,212

	Energy — 8.9%
	Energy Equipment & Services — 0.6%
30,000	Nabors Industries, Inc., 5.500%, 01/15/23 (e)	29,700
EUR 100,000	Saipem Finance International BV, (Italy), Reg. S, 3.750%, 09/08/23	117,412
10,000	Weatherford International Ltd., 9.875%, 02/15/24 (e)	11,250

		158,362

	Oil, Gas & Consumable Fuels — 8.3%
20,000	Alta Mesa Holdings LP, 7.875%, 12/15/24 (e)	20,950
100,000	Antero Midstream Partners LP, 5.375%, 09/15/24 (e)	102,375
55,000	Blue Racer Midstream LLC, 6.125%, 11/15/22 (e)	56,512
	Cheniere Corpus Christi Holdings LLC,
30,000	5.125%, 06/30/27 (e)	30,413
35,000	5.875%, 03/31/25	37,581
	Chesapeake Energy Corp.,
150,000	8.000%, 12/15/22 (e)	162,187
45,000	8.000%, 01/15/25 (e)	44,775
60,000	8.000%, 06/15/27 (e)	58,800

JPMorgan High Yield Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Concho Resources, Inc.,
10,000	5.500%, 10/01/22	10,313
55,000	5.500%, 04/01/23	56,856
120,000	Continental Resources, Inc., 4.500%, 04/15/23	117,600
15,000	Covey Park Energy LLC, 7.500%, 05/15/25 (e)	15,375
75,000	Denbury Resources, Inc., 5.500%, 05/01/22	54,375
	EP Energy LLC,
35,000	8.000%, 11/29/24 (e)	36,225
35,000	8.000%, 02/15/25 (e)	29,925
65,000	Halcon Resources Corp., 6.750%, 02/15/25 (e)	60,612
50,000	Laredo Petroleum, Inc., 7.375%, 05/01/22	51,500
	MEG Energy Corp., (Canada),
25,000	6.375%, 01/30/23 (e)	21,437
35,000	6.500%, 01/15/25 (e)	34,213
115,000	7.000%, 03/31/24 (e)	99,475
125,000	Newfield Exploration Co., 5.750%, 01/30/22	133,125
150,000	Oasis Petroleum, Inc., 6.875%, 01/15/23	150,750
15,000	Parsley Energy LLC, 5.250%, 08/15/25 (e)	15,113
100,000	Regency Energy Partners LP, 5.500%, 04/15/23	103,900
15,000	RSP Permian, Inc., 5.250%, 01/15/25 (e)	15,225
50,000	SM Energy Co., 6.500%, 11/15/21	50,500
65,000	Southwestern Energy Co., 4.100%, 03/15/22	60,125
25,000	Summit Midstream Holdings LLC, 5.750%, 04/15/25	25,625
100,000	Targa Resources Partners LP, 4.250%, 11/15/23	99,000
	Tesoro Logistics LP,
20,000	5.250%, 01/15/25	21,150
100,000	5.875%, 10/01/20	102,500
150,000	Whiting Petroleum Corp., 5.750%, 03/15/21	147,375
25,000	WildHorse Resource Development Corp., 6.875%, 02/01/25 (e)	24,250
140,000	WPX Energy, Inc., 8.250%, 08/01/23	153,300

		2,203,437

	Total Energy	2,361,799

	Financials — 1.5%
	Banks — 0.7%
150,000	Bank of America Corp., Series K, VAR, 8.000%, 01/30/18 (x) (y)	154,875
	Citigroup, Inc.,
20,000	Series N, VAR, 5.800%, 11/15/19 (x) (y)	20,775
25,000	Series O, VAR, 5.875%, 03/27/20 (x) (y)	26,062

		201,712

	Consumer Finance — 0.3%
	Ally Financial, Inc.,
25,000	4.250%, 04/15/21	25,763
45,000	5.125%, 09/30/24	46,716

		72,479

	Diversified Financial Services — 0.5%
EUR 100,000	Worldpay Finance plc, (United Kingdom), Reg. S, 3.750%, 11/15/22	122,670

	Total Financials	396,861

	Health Care — 11.3%
	Health Care Equipment & Supplies — 1.2%
EUR 100,000	Auris Luxembourg II SA, (Luxembourg), Reg. S, 8.000%, 01/15/23	120,747
100,000	DJO Finco, Inc., 8.125%, 06/15/21 (e)	93,000
10,000	Hill-Rom Holdings, Inc., 5.000%, 02/15/25 (e)	10,250
100,000	Mallinckrodt International Finance SA, 5.625%, 10/15/23 (e)	96,000

		319,997

	Health Care Providers & Services — 7.0%
70,000	Air Medical Group Holdings, Inc., 6.375%, 05/15/23 (e)	66,850
50,000	DaVita, Inc., 5.000%, 05/01/25	49,688
	HCA, Inc.,
100,000	5.250%, 04/15/25	109,188
685,000	5.375%, 02/01/25	720,106
100,000	HealthSouth Corp., 5.750%, 11/01/24	103,250
90,000	Kindred Healthcare, Inc., 8.750%, 01/15/23	94,050
EUR 100,000	NewCo Sab MidCo SASU, (France), Reg. S, 5.375%, 04/15/25	115,431
EUR 150,000	Synlab Unsecured Bondco plc, (United Kingdom), Reg. S, 8.250%, 07/01/23	188,670
	Tenet Healthcare Corp.,
185,000	6.750%, 06/15/23	184,075
10,000	7.500%, 01/01/22 (e)	10,886
200,000	8.125%, 04/01/22	211,250

		1,853,444

	Health Care Technology — 0.2%
50,000	Quintiles IMS, Inc., 4.875%, 05/15/23 (e)	51,375

	Pharmaceuticals — 2.9%
35,000	inVentiv Group Holdings, Inc., 7.500%, 10/01/24 (e)	38,106
	Valeant Pharmaceuticals International, Inc.,
610,000	5.875%, 05/15/23 (e)	496,769
225,000	6.125%, 04/15/25 (e)	179,438

JPMorgan High Yield Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Pharmaceuticals — continued
15,000	6.500%, 03/15/22 (e)	15,747
45,000	7.000%, 03/15/24 (e)	47,587

		777,647

	Total Health Care	3,002,463

	Industrials — 8.8%
	Aerospace & Defense — 1.3%
150,000	Arconic, Inc., 5.900%, 02/01/27	163,500
70,000	KLX, Inc., 5.875%, 12/01/22 (e)	73,762
EUR 90,000	Leonardo SpA, (Italy), 5.250%, 01/21/22	119,824

		357,086

	Air Freight & Logistics — 0.4%
100,000	XPO Logistics, Inc., 6.500%, 06/15/22 (e)	106,170

	Building Products — 0.4%
105,000	RSI Home Products, Inc., 6.500%, 03/15/23 (e)	110,775

	Commercial Services & Supplies — 0.9%
25,000	ACCO Brands Corp., 5.250%, 12/15/24 (e)	25,812
100,000	Clean Harbors, Inc., 5.250%, 08/01/20	101,625
EUR 90,000	Verisure Holding AB, (Sweden), Reg. S, 6.000%, 11/01/22	110,201

		237,638

	Construction & Engineering — 0.1%
25,000	Great Lakes Dredge & Dock Corp., 8.000%, 05/15/22 (e)	25,375

	Electrical Equipment — 0.9%
65,000	General Cable Corp., 5.750%, 10/01/22	64,025
EUR 150,000	NEW Areva Holding SA, (France), 4.875%, 09/23/24	181,275

		245,300

	Machinery — 1.9%
30,000	CNH Industrial Capital LLC, 4.375%, 04/05/22	31,050
EUR 100,000	Galapagos SA, (Luxembourg), Reg. S, 5.375%, 06/15/21	113,964
55,000	Hillman Group, Inc. (The), 6.375%, 07/15/22 (e)	52,250
100,000	Novelis Corp., 5.875%, 09/30/26 (e)	103,500
50,000	SPX FLOW, Inc., 5.625%, 08/15/24 (e)	51,250
25,000	Terex Corp., 5.625%, 02/01/25 (e)	25,625
100,000	Welbilt, Inc., 9.500%, 02/15/24	116,000

		493,639

	Road & Rail — 2.3%
125,000	Avis Budget Car Rental LLC, 6.375%, 04/01/24 (e)	123,125
EUR 100,000	Europcar Groupe SA, (France), Reg. S, 5.750%, 06/15/22	118,491
90,000	Herc Rentals, Inc., 7.750%, 06/01/24 (e)	96,075
	Hertz Corp. (The),
145,000	5.500%, 10/15/24 (e)	116,363
100,000	6.250%, 10/15/22	85,375
70,000	7.625%, 06/01/22 (e)	70,000

		609,429

	Trading Companies & Distributors — 0.6%
150,000	United Rentals North America, Inc., 5.500%, 07/15/25	158,100

	Total Industrials	2,343,512

	Information Technology — 6.4%
	Communications Equipment — 0.6%
150,000	CommScope Technologies LLC, 6.000%, 06/15/25 (e)	159,405

	Electronic Equipment, Instruments & Components — 0.4%
100,000	Belden, Inc., 5.500%, 09/01/22 (e)	103,000

	Internet Software & Services — 1.0%
60,000	Cogent Communications Group, Inc., 5.375%, 03/01/22 (e)	63,150
100,000	Rackspace Hosting, Inc., 8.625%, 11/15/24 (e)	106,750
100,000	Zayo Group LLC, 6.375%, 05/15/25	107,500

		277,400

	IT Services — 1.3%
	First Data Corp.,
10,000	5.375%, 08/15/23 (e)	10,500
295,000	5.750%, 01/15/24 (e)	311,963
25,000	Gartner, Inc., 5.125%, 04/01/25 (e)	26,125

		348,588

	Semiconductors & Semiconductor Equipment — 0.8%
100,000	Amkor Technology, Inc., 6.375%, 10/01/22	104,250
100,000	Micron Technology, Inc., 7.500%, 09/15/23	111,710

		215,960

	Software — 1.4%
100,000	ACI Worldwide, Inc., 6.375%, 08/15/20 (e)	102,562
10,000	CDK Global, Inc., 4.875%, 06/01/27 (e)	10,106
195,000	Infor US, Inc., 6.500%, 05/15/22	203,044
70,000	Informatica LLC, 7.125%, 07/15/23 (e)	70,525

		386,237

	Technology Hardware, Storage & Peripherals — 0.9%
	Western Digital Corp.,
100,000	7.375%, 04/01/23 (e)	109,450

JPMorgan High Yield Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Technology Hardware, Storage & Peripherals — continued
100,000	10.500%, 04/01/24	117,250

		226,700

	Total Information Technology	1,717,290

	Materials — 7.7%
	Chemicals — 3.5%
65,000	Gates Global LLC, 6.000%, 07/15/22 (e)	66,222
100,000	GCP Applied Technologies, Inc., 9.500%, 02/01/23 (e)	114,000
140,000	Hexion, Inc., 6.625%, 04/15/20	130,200
100,000	Huntsman International LLC, 5.125%, 11/15/22	107,750
200,000	INEOS Group Holdings SA, (Luxembourg), 5.625%, 08/01/24 (e)	205,500
100,000	LSB Industries, Inc., SUB, 8.500%, 08/01/19	99,000
	NOVA Chemicals Corp., (Canada),
25,000	4.875%, 06/01/24 (e)	25,063
20,000	5.250%, 06/01/27 (e)	20,025
50,000	Rain CII Carbon LLC, 7.250%, 04/01/25 (e)	51,875
	Scotts Miracle-Gro Co. (The),
15,000	5.250%, 12/15/26	15,562
100,000	6.000%, 10/15/23	107,250

		942,447

	Containers & Packaging — 3.1%
	Ardagh Packaging Finance plc, (Ireland),
200,000	7.250%, 05/15/24 (e)	218,250
EUR 200,000	Reg. S, 6.750%, 05/15/24	250,226
100,000	Reynolds Group Issuer, Inc., (New Zealand), 5.750%, 10/15/20	102,750
EUR 100,000	SIG Combibloc Holdings SCA, (Luxembourg), Reg. S, 7.750%, 02/15/23	120,479
EUR 100,000	Verallia Packaging SASU, (France), Reg. S, 5.125%, 08/01/22	119,637

		811,342

	Metals & Mining — 0.7%
EUR 100,000	Anglo American Capital plc, (United Kingdom), Reg. S, 3.250%, 04/03/23	121,329
	Freeport-McMoRan, Inc.,
20,000	3.875%, 03/15/23	18,588
40,000	4.550%, 11/14/24	37,660

		177,577

	Paper & Forest Products — 0.4%
EUR 100,000	WEPA Hygieneprodukte GmbH, (Germany), Reg. S, 3.750%, 05/15/24	117,744

	Total Materials	2,049,110

	Real Estate — 2.0%
	Equity Real Estate Investment Trusts (REITs) — 2.0%
75,000	CoreCivic, Inc., 4.625%, 05/01/23	75,562
125,000	GEO Group, Inc. (The), 5.125%, 04/01/23	125,625
100,000	MGM Growth Properties Operating Partnership LP, 5.625%, 05/01/24	107,875
	Uniti Group, Inc.,
100,000	6.000%, 04/15/23 (e)	104,750
15,000	7.125%, 12/15/24 (e)	15,038
100,000	8.250%, 10/15/23	105,250

	Total Real Estate	534,100

	Telecommunication Services — 14.6%
	Diversified Telecommunication Services — 9.8%
	CCO Holdings LLC,
20,000	5.500%, 05/01/26 (e)	21,140
380,000	5.750%, 02/15/26 (e)	407,075
220,000	5.875%, 04/01/24 (e)	236,335
100,000	CenturyLink, Inc., 5.625%, 04/01/25	99,282
EUR 150,000	eircom Finance DAC, (Ireland), Reg. S, 4.500%, 05/31/22	177,128
100,000	Frontier Communications Corp., 7.125%, 01/15/23	86,625
	Intelsat Jackson Holdings SA, (Luxembourg),
175,000	5.500%, 08/01/23	144,375
100,000	7.250%, 04/01/19	95,500
100,000	8.000%, 02/15/24 (e)	108,000
150,000	Level 3 Financing, Inc., 5.375%, 05/01/25	157,688
200,000	SFR Group SA, (France), 7.375%, 05/01/26 (e)	216,624
235,000	Sprint Capital Corp., 8.750%, 03/15/32	296,247
EUR 100,000	Telecom Italia SpA, (Italy), Reg. S, 3.625%, 05/25/26	122,874
200,000	Wind Acquisition Finance SA, (Italy), 7.375%, 04/23/21 (e)	208,400
270,000	Windstream Services LLC, 6.375%, 08/01/23	229,003

		2,606,296

	Wireless Telecommunication Services — 4.8%
EUR 150,000	Matterhorn Telecom Holding SA, (Luxembourg), Reg. S, 4.875%, 05/01/23	171,873
	Sprint Corp.,
580,000	7.625%, 02/15/25	667,000
5,000	7.875%, 09/15/23	5,781
280,000	T-Mobile USA, Inc., 6.500%, 01/15/24	303,170
125,000	United States Cellular Corp., 6.700%, 12/15/33	126,750

JPMorgan High Yield Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Wireless Telecommunication Services — continued

		1,274,574

	Total Telecommunication Services	3,880,870

	Utilities — 1.6%
	Electric Utilities — 0.9%
EUR 100,000	EDP - Energias de Portugal SA, (Portugal), Reg. S, VAR, 5.375%, 09/16/75	121,654
EUR 100,000	Enel SpA, (Italy), Reg. S, VAR, 5.000%, 01/15/75	121,603

		243,257

	Gas Utilities — 0.1%
30,000	AmeriGas Partners LP, 5.500%, 05/20/25	30,375

	Independent Power and Renewable Electricity Producers — 0.6%
50,000	AES Corp., 4.875%, 05/15/23	50,813
125,000	Dynegy, Inc., 5.875%, 06/01/23	117,656

		168,469

	Total Utilities	442,101

	Total Corporate Bonds (Cost $24,029,646)	24,901,245

Loan Assignments — 3.2%
	Consumer Discretionary — 1.4%
	Leisure Products — 0.4%
100,000	Steinway Musical Instruments, Inc., 1st Lien Term Loan, VAR, 4.922%, 09/19/19	95,917

	Media — 0.5%
150,000	iHeartCommunications, Inc., Term Loan D, VAR, 7.795%, 01/30/19	123,250

	Multiline Retail — 0.3%
114,704	Neiman Marcus Group, Inc., Other Term Loan, VAR, 4.250%, 10/25/20	89,063

	Specialty Retail — 0.2%
99,487	J. Crew Group, Inc., Initial Loan, VAR, 4.087%, 03/05/21	67,722

	Total Consumer Discretionary	375,952

	Energy — 0.2%
	Oil, Gas & Consumable Fuels — 0.2%
50,000	MEG Energy Corp., 1st Lien Term B Loan, (Canada), VAR, 4.627%, 12/31/23	49,837

	Health Care — 0.4%
	Health Care Equipment & Supplies — 0.3%
99,489	Ortho-Clinical Diagnostics, Inc., Initial Term Loan, VAR, 4.783%, 06/30/21	99,797

	Pharmaceuticals — 0.1%
25,000	Grifols Worldwide Operations Ltd., Term Loan B, VAR, 3.200%, 01/19/25	25,043

	Total Health Care	124,840

	Information Technology — 0.6%
	Software — 0.6%
65,000	Synchronoss Technologies, Inc., 1st Lien Term B Loan, VAR, 4.082%, 01/19/24	59,898
99,497	Veritas US, Inc., Intial Dollar Term B-1 Loan, VAR, 6.772%, 01/27/23	99,560

	Total Information Technology	159,458

	Materials — 0.5%
	Containers & Packaging — 0.5%
15,000	Berry Plastics Corp., Term Loan J, VAR, 3.494%, 01/20/24	15,095
110,000	Bway Holding Co., 1st Lien Term Loan, VAR, 4.245%, 03/22/24	109,840

	Total Materials	124,935

	Real Estate — 0.1%
	Real Estate Management & Development — 0.1%
25,000	CityCenter Holdings LLC, Term B Loan, VAR, 3.494%, 04/18/24 ^	25,094

	Total Loan Assignments (Cost $859,610)	860,116

SHARES
Short-Term Investment — 1.8%
	Investment Company — 1.8%
470,436	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.660% (b) (l) (Cost $470,436)	470,436

	Total Investments — 99.7% (Cost $25,681,192)	26,563,637
	Other Assets in Excess of Liabilities — 0.3%	78,408

	NET ASSETS — 100.0%	$26,642,045

Percentages indicated are based on net assets.

JPMorgan High Yield Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MAY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(4)	10 Year U.S. Treasury Note	09/20/17	USD	(505,188)	(2,946)
(6)	5 Year U.S. Treasury Note	09/29/17	USD	(709,875)	(2,357)

					(5,303)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT MAY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
15,423	EUR	Deutsche Bank AG	06/02/17	16,618	17,326	708
11,365	EUR	Royal Bank of Canada	06/02/17	12,687	12,767	80
121,375	EUR	State Street Bank & Trust	06/02/17	132,765	136,347	3,582

				162,070	166,440	4,370

CONTRACTS TO SELL		COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT MAY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
8,186	EUR	Australia and New Zealand Banking Group Limited	06/02/17	8,907	9,196	(289)
7,838	EUR	Credit Suisse International	06/02/17	8,561	8,805	(244)
7,029	EUR	Merrill Lynch International	06/02/17	7,647	7,896	(249)
104,452	EUR	National Australia Bank	06/02/17	116,645	117,335	(690)
3,501,344	EUR	Royal Bank of Canada	06/02/17	3,819,272	3,933,235	(113,963)
106,267	EUR	State Street Bank & Trust	06/02/17	116,467	119,375	(2,908)
25,981	EUR	Royal Bank of Canada	07/05/17	29,195	29,240	(45)
3,586,953	EUR	State Street Bank & Trust	07/05/17	4,011,357	4,036,769	(25,412)
311,099	GBP	National Australia Bank	06/02/17	399,165	400,836	(1,671)
5,273	GBP	Royal Bank of Scotland	06/02/17	6,823	6,794	29
316,373	GBP	National Australia Bank	07/05/17	407,326	408,075	(749)

				8,931,365	9,077,556	(146,191)

JPMorgan High Yield Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EUR	—	Euro
GBP	—	British Pound
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2017.
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2017.

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(l)	—	The rate shown is the current yield as of May 31, 2017.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed
(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2017.
(y)	—	Preferred Security.
^	—	All or a portion of the security is unsettled as of May 31, 2017. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

As of May 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,005,725
Aggregate gross unrealized depreciation	(123,280)

Net unrealized appreciation/depreciation	$882,445

Federal income tax cost of investments	$25,681,192

JPMorgan High Yield Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures are generally valued on the basis of available market quotations. Forward Foreign Currency Exchange Contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$470,436	$26,093,201	$—	$26,563,637

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$4,399	$—	$4,399

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(146,220)	$—	$(146,220)
Futures Contracts	(5,303)	—	—	(5,303)

Total Depreciation in Other Financial Instruments	$(5,303)	$(146,220)	$—	$(151,523)

(a) All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

There were no transfers among any levels during the period ended May 31, 2017.

B. Derivatives — The Fund used derivative instruments including futures and forward foreign currency exchange contracts, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

JPMorgan High Yield Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions). The Funds may be required to post or receive collateral for Non-Deliverable forward foreign currency exchange contracts.

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Daily Demand Notes — 8.6%
	Arizona — 0.4%
	Hospital — 0.4%
3,800	Phoenix City IDA, Health Care Facilities, Mayo Clinic, Series B, Rev., VRDO, 0.670%, 06/01/17	3,800

	Illinois — 0.1%
	Hospital — 0.1%
945	Illinois Finance Authority, Evanston Northwestern Healthcare Corp., Series C, Rev., VRDO, 0.730%, 06/01/17	945

	Kentucky — 0.1%
	Education — 0.1%
1,250	City of Berea, Education Facilities, Berea College Project, Series A, Rev., VRDO, 0.720%, 06/01/17	1,250

	Louisiana — 0.0% (g)
	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
150	St. Charles Parish, Pollution Control, Shell Oil Co. Project, Series B, Rev., VRDO, 0.770%, 06/01/17	150

	Mississippi — 1.4%
	Industrial Development Revenue/Pollution Control Revenue — 1.4%
13,410	Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project, Series G, Rev., VRDO, 0.800%, 06/01/17	13,410

	Montana — 0.0% (g)
	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
400	City of Forsyth, Pacific Corp. Project, Rev., VRDO, LOC: Bank of Nova Scotia, 0.700%, 06/01/17	400

	New Hampshire — 0.1%
	Education — 0.1%
1,000	New Hampshire Health & Education Facilities Authority Act, University System, Series A-1, Rev., VRDO, 0.690%, 06/01/17	1,000

	New Jersey — 0.4%
	Education — 0.4%
4,000	Rutgers The State University of New Jersey, Series G, Rev., VRDO, 0.420%, 06/01/17	4,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	New York — 3.3%
	General Obligation — 3.3%
10,100	City of New York, Series H, Subseries H-3, GO, VRDO, AGM, 0.760%, 06/01/17	10,100
10,250	City of New York, Fiscal Year 2006, Series I, Subseries I-4, GO, VRDO, LOC: TD Bank NA, 0.720%, 06/01/17	10,250
11,175	City of New York, Fiscal Year 2017, Subseries A-5, GO, VRDO, 0.720%, 06/01/17	11,175

	Total New York	31,525

	Pennsylvania — 0.8%
	Hospital — 0.8%
8,000	County of Montour, Geisinger Authority, Health System, Series B, Rev., VRDO, 0.700%, 06/01/17	8,000

	Tennessee — 0.1%
	Hospital — 0.1%
990	Shelby County Health Educational & Housing Facilities Board, Methodist Le Bonheur Healthcare, Series B, Rev., VRDO, AGM, 0.740%, 06/01/17	990

	Texas — 0.3%
	Industrial Development Revenue/Pollution Control Revenue — 0.3%
2,465	Lower Neches Valley Authority Industrial Development Corp., Exempt Facilities, Mobil Oil Corp. Project, Series 2010, Rev., VRDO, 0.700%, 06/01/17	2,465

	Washington — 1.6%
	Hospital — 1.6%
15,000	Washington Health Care Facilities Authority, Multicare Health System, Series D, Rev., VRDO, LOC: Barclays Bank plc, 0.720%, 06/01/17	15,000

	Total Daily Demand Notes (Cost $82,935)	82,935

Monthly Demand Notes — 0.1%
	California — 0.1%
	Other Revenue — 0.1%
1,000	California Infrastructure & Economic Development Bank, The J. Paul Getty Trust, Series A-4, Rev., VAR, 1.211%, 07/03/17	1,003

	Pennsylvania — 0.0% (g)
	Transportation — 0.0% (g)
200	Pennsylvania Turnpike Commission, Series A-1, Rev., VAR, 1.335%, 07/03/17	200

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Monthly Demand Notes — continued

	Total Monthly Demand Notes (Cost $1,200)	1,203

Municipal Bonds — 24.6% (t)
	Alabama — 0.2%
	Education — 0.1%
65	Auburn University, General Fee, Series A, Rev., 4.000%, 06/01/17	65
550	Jacksonville State University, Tuition & Fee, Rev., AGM, 2.000%, 12/01/17	553
70	University of Montevallo, Rev., 2.000%, 05/01/18	70

		688

	General Obligation — 0.0% (g)
30	County of Mobile, Series B, GO, 4.000%, 08/01/17	30

	Prerefunded — 0.0% (g)
	Alabama Public School & College Authority, Capital Improvement,
37	Rev., 4.500%, 12/01/17 (p)	38
47	Rev., 5.000%, 12/01/17 (p)	48
45	County of Mobile, Improvement, GO, AGC, 5.000%, 06/01/17 (p)	45
	Madison County Board of Education, Tax Anticipation Warrants,
25	Rev., AGC, 4.800%, 09/01/18 (p)	26
45	Rev., AGC, 5.125%, 09/01/18 (p)	47

		204

	Utility — 0.1%
400	The Black Belt Energy Gas District Gas Supply, Series A, Rev., VAR, LIQ: Royal Bank of Canada, 4.000%, 06/01/21	435

	Water & Sewer — 0.0% (g)
25	Alabama Drinking Water Finance Authority, Revolving Fund Loan, Series A, Rev., 4.000%, 08/15/17	25
150	Ozark Utilities Board, Water & Sewer, Rev., AGM, 2.000%, 09/01/17	151

		176

	Total Alabama	1,533

	Alaska — 0.0% (g)
	General Obligation — 0.0% (g)
25	Borough of North Slope, Series A, GO, 4.000%, 06/30/17	25
100	Municipality of Anchorage, Series B, GO, 5.000%, 08/01/17	101

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	General Obligation –– continued
80	State of Alaska, Series A, GO, 4.000%, 08/01/17	80

		206

	Housing — 0.0% (g)
25	Alaska Housing Finance Corp., General Mortgage, Series A, Rev., 1.650%, 12/01/17	25

	Other Revenue — 0.0% (g)
20	Alaska Municipal Bond Bank Authority, Series 2, Rev., 4.000%, 09/01/17	20

	Prerefunded — 0.0% (g)
50	Alaska Rail Road Corp., Capital Grant Receipts, Rev., NATL-RE, 5.000%, 08/01/17 (p)	51

	Total Alaska	302

	Arizona — 0.3%
	Certificate of Participation/Lease — 0.0% (g)
30	County of Maricopa, COP, 5.000%, 07/01/18	31

	General Obligation — 0.1%
25	City of Casa Grande, Series A, GO, 2.000%, 08/01/18	25
	City of Mesa,
20	GO, AGM, 4.550%, 07/01/28	21
20	GO, NATL-RE, 5.000%, 07/01/18 (p)	21
15	City of Phoenix, Series C, GO, 4.000%, 07/01/18	16
40	City of Phoenix, Various Purpose, Series A, GO, 5.000%, 07/01/17	40
150	Estrella Mountain Ranch Community Facilities District, GO, AGM, 4.000%, 07/15/18	154
70	Maricopa County Unified School District No. 41, GO, 4.000%, 07/01/17	70
	Maricopa County Union High School District No. 201, School Improvement,
375	GO, 3.000%, 07/01/18	383
275	GO, 3.000%, 07/01/19	286
115	Summit Fire & Medical District, GO, 2.000%, 07/01/18	116
25	Town of Gilbert, Projects of 2006 & 2007, GO, 5.000%, 07/01/17	25

		1,157

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Industrial Development Revenue/Pollution Control Revenue — 0.2%
1,100	Coconino County Pollution Control Corp., Nevada Power Company Projects, Series B, Rev., VAR, 1.600%, 05/21/20	1,102
125	Industrial Development Authority, County of Yavapai, Regional Medical Center, Rev., 3.000%, 08/01/17	125

		1,227

	Other Revenue — 0.0% (g)
50	City of Avondale, Rev., 3.000%, 07/01/17	50
25	Gilbert Public Facilities Municipal Property Corp., Rev., 5.000%, 07/01/17	25
25	Phoenix Civic Improvement Corp., Light Rail Project, Rev., 5.000%, 07/01/17	25
125	Scottsdale Municipal Property Corp., Excise Tax, Rev., 5.000%, 07/01/17	126
10	Yuma Municipal Property Corp., Series D, Rev., XLCA, 5.000%, 07/01/17 (p)	10

		236

	Prerefunded — 0.0% (g)
30	City of Glendale, Transportation Excise Tax, Rev., NATL-RE, 5.000%, 07/01/17 (p)	30
25	County of Pima, Justice Building Project, Series A, COP, AMBAC, 5.000%, 07/01/17 (p)	25
55	Maricopa County Industrial Development Authority, Multi Family Housing, Series A, Rev., AGM, 5.100%, 01/01/18 (p)	57
30	Northern Arizona University, Rev., AMBAC, 5.000%, 06/01/17 (p)	30
25	Scottsdale Municipal Property Corp., Capital Appreciation, Series C, Rev., AMBAC, 4.350%, 07/01/17 (p)	25

		167

	Transportation — 0.0% (g)
100	Arizona Department of Transportation State Highway Fund, Series A, Rev., 5.000%, 07/01/17	101
100	Town of Gilbert, Arizona Street & Highway User, Rev., 4.000%, 07/01/17	100

		201

	Utility — 0.0% (g)
25	Salt River Project Agricultural Improvement & Power District, Electric System, Series B, Rev., 4.000%, 12/01/18	26

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Water & Sewer — 0.0% (g)
10	Arizona Water Infrastructure Finance Authority, Water Quality, Series A, Rev., 5.000%, 10/01/18	11
40	Phoenix Civic Improvement Corp., Junior Lien, Series B, Rev., 4.000%, 07/01/17	40
30	Scottsdale Municipal Property Corp., Water and Sewer Improvement Project, Rev., 4.000%, 07/01/17	30

		81

	Total Arizona	3,126

	Arkansas — 0.1%
	General Obligation — 0.0% (g)
25	County of Benton, Bentonville School District No. 6, Series A, GO, 4.000%, 06/01/17	25
25	State of Arkansas, Higher Education, Series A, GO, 5.000%, 06/01/17	25

		50

	Hospital — 0.0% (g)
25	Arkansas Development Finance Authority, Healthcare, Baptist Health, Series A, Rev., 4.000%, 12/01/17	26

	Prerefunded — 0.0% (g)
35	State of Arkansas, Higher Education, Series B, GO, 4.500%, 06/01/17 (p)	35

	Water & Sewer — 0.1%
100	City of Hot Springs, Wastewater Refunding & Construction, Rev., 2.000%, 12/01/17	100
10	James Fork Regional Water District, Rev., AGM, 2.000%, 06/01/17	10
	Northwest Arkansas Conservation Authority, Wastewater,
125	Rev., 3.000%, 03/01/18 (w)	127
220	Rev., 3.000%, 03/01/19 (w)	226
280	Rev., 3.000%, 03/01/20 (w)	292

		755

	Total Arkansas	866

	California — 1.1%
	Certificate of Participation/Lease — 0.0% (g)
50	County of Napa, COP, 5.000%, 06/01/17	50

	Education — 0.0% (g)
25	California State Public Works Board, The Regents of University of California, Series B, Rev., NATL-RE, 5.000%, 06/01/17 (p)	25

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — 0.4%
25	Chaffey Community College District, GO, 4.000%, 06/01/17	25
100	Chaffey Community College District, Election of 2002, Series C, GO, NATL-RE, Zero Coupon, 06/01/17	100
25	Chaffey Joint Union High School District, GO, 2.500%, 08/01/17	25
20	Chula Vista Elementary School District School Facilities District No. 1, Election of 2012, Series A, GO, 4.000%, 08/01/17	20
25	City of Berkeley, Neighborhood Branch, GO, 3.250%, 09/01/17	25
1,710	Hayward Unified School District, Election of 2014, GO, AGM, 3.000%, 08/01/18	1,754
40	Los Angeles Community College District, Series A, GO, 5.000%, 08/01/17	40
100	Monterey Peninsula Community College District, Series C, GO, AGM, 4.000%, 08/01/17	101
250	Mount San Antonio Community College District, GO, BAN, Zero Coupon, 04/01/22	232
25	Newport Mesa Unified School District, Election of 2000, GO, 3.000%, 08/01/17	25
25	Pittsburg Unified School District, GO, AGM, 4.000%, 08/01/18	26
300	Roseville Joint Union High School District, GO, 4.000%, 08/01/17	302
35	San Bernardino Community College District, Election of 2008, Series A, GO, 5.000%, 08/01/17	35
25	San Dieguito Union High School District, Election of 2012, Series B-2, GO, 3.000%, 08/01/17	25
500	San Leandro Unified School District, GO, 3.000%, 08/01/18	512
750	San Leandro Unified School District, Election of 2016, Series A, GO, 3.000%, 08/01/18	767
25	San Marino Unified School District, GO, 5.000%, 08/01/17	25
20	San Ramon Valley Unified School District, GO, 4.000%, 08/01/18	21
40	Santa Clara Unified School District, GO, 5.000%, 07/01/17	40
25	Sequoia Union High School District, Election of 2008, Series A, GO, 5.000%, 07/01/17	25
30	West Valley-Mission Community College District, GO, 4.000%, 08/01/17	30

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	General Obligation –– continued
25	West Valley-Mission Community College District, Election of 2012, Series A, GO, 4.000%, 08/01/17	25

		4,180

	Hospital — 0.2%
725	California Health Facilities Financing Authority, Sutter Health, Series B, Rev., 4.000%, 08/15/17	730
500	California Municipal Finance Authority, Community Medical Centers, Series A, Rev., 5.000%, 02/01/18	513
100	California Municipal Finance Authority, NorthBay Healthcare Group, Series A, Rev., 2.000%, 11/01/17	100
100	California Public Finance Authority, Henry Mayo Newhall Hospital, Rev., 5.000%, 10/15/20	109
125	Palomar Health, Rev., 3.000%, 11/01/17	126

		1,578

	Housing — 0.3%
2,480	California Municipal Finance Authority, Providence House Oakland, Rev., VAR, 1.100%, 05/01/18	2,480

	Other Revenue — 0.0% (g)
25	Jurupa Public Financing Authority, Superior Lien, Series A, Rev., AGM, 4.000%, 09/01/17	25
25	Los Angeles County Public Works Financing Authority, Multiple Capital Projects II, Rev., 4.000%, 08/01/17	25
250	Los Angeles County Sanitation Districts Financing Authority, Capital Project, Series A, Rev., 2.500%, 10/01/17	252
10	Municipal Improvement Corp. of Los Angeles, Capital Equipment, Series A, Rev., 4.000%, 09/01/17 (p)	10
25	Riverside County Redevelopment Successor Agency, Jurupa Valley Redevelopment Project, Series B, Rev., AGM, 4.000%, 10/01/18	26
40	San Jose Finance Authority, Civic Center Project, Series A, Rev., 4.000%, 06/01/17	40

		378

	Prerefunded — 0.1%
25	Banning Financing Authority, Electric System Project, Rev., XLCA, 5.000%, 06/01/17 (p)	25

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded –– continued
100	California Statewide Communities Development Authority, Ridgecrest Regional Hospital Project, Series A, Rev., NATL-RE, FHA 242, 5.000%, 08/01/17 (p)	101
65	Chaffey Community College District, Election of 2002, Series C, GO, NATL-RE, 5.000%, 06/01/17 (p)	65
25	Corona-Norco Unified School District, Election of 2006, Series A, GO, AGM, 4.750%, 08/01/17 (p)	25
55	County of San Diego, Carlsbad Unified School District, Election of 2006, Series A, GO, NATL-RE, 5.000%, 08/01/17 (p)	56
25	Dublin Unified School District, Election of 2004, Series B, GO, AGM, 5.000%, 08/01/17 (p)	25
25	East Bay Municipal Utility District, Water System, Series A, Rev., NATL-RE, 5.000%, 06/01/17 (p)	25
35	Foothill-De Anza Community College District, Series B, GO, AMBAC, 4.500%, 08/01/17 (p)	35
80	Imperial Irrigation District Electric System, Series A, Rev., 5.250%, 11/01/18 (p)	85
125	Los Angeles Unified School District, Election of 2004, Series H, GO, AGM, 5.000%, 07/01/17 (p)	126
50	Los Angeles Unified School District, Election of 2005, Series E, GO, AGM, 5.000%, 07/01/17 (p)	50
25	Los Banos Unified School District, Election of 2008, GO, AGC, 5.000%, 08/01/17 (p)	26
30	San Luis Obispo County Financing Authority, Nacimiento Water Project, Series A, Rev., NATL-RE, 5.000%, 09/01/17 (p)	30
25	Santa Clara County Financing Authority, El Camino Hospital, Rev., AMBAC, 5.750%, 08/01/17 (p)	25
30	State of California, Various Purpose, GO, NATL-RE, 5.000%, 06/01/17 (p)	30
30	Truckee-Donner Recreation & Park District, Community Center Project, COP, AMBAC, 4.375%, 09/01/17 (p)	30

		759

	Transportation — 0.1%
650	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series C, Rev., VAR, 1.875%, 04/01/19	658

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Transportation –– continued
40	County of Orange, Airport, Series B, Rev., 5.000%, 07/01/17	40
	Los Angeles County Metropolitan Transportation Authority,
50	Series A, Rev., 5.000%, 07/01/17	50
35	Series B, Rev., 5.000%, 07/01/17	35
70	San Francisco Bay Area Rapid Transit District, Sales Tax, Series A, Rev., 4.000%, 07/01/17	70
100	Santa Barbara Financing Authority, Airport Project, Rev., 4.000%, 07/01/17	100

		953

	Utility — 0.0% (g)
25	City of Los Angeles Department of Water & Power, Power System, Series A, Rev., 4.000%, 07/01/17	25
40	City of Los Angeles, Department of Water & Power, Power System, Subseries A-1, Rev., AMBAC, 5.000%, 07/01/17	40
25	East Bay Municipal Utility District, Water System, Series B, Rev., 4.000%, 06/01/17	25
20	Sacramento Municipal Utility District, Series B, Rev., 5.000%, 08/15/17	20
35	Southern California Public Power Authority, Mead-Adelanto Project, Series A, Rev., 5.000%, 07/01/17	35
100	Southern California Public Power Authority, Southern Transmission Project, Series A, Rev., 5.000%, 07/01/17	101
10	Southern California Public Power Authority, Windy Point/Flats Project, Series 1, Rev., 5.000%, 07/01/17	10

		256

	Water & Sewer — 0.0% (g)
25	City of Bakersfield, Wastewater, Series A, Rev., AGM, 5.000%, 09/15/17	25
25	City of Los Angeles Wastewater System Subordinate, Subseries A, Rev., 4.000%, 06/01/17	25
25	City of Pittsburg, Water, Series A, Rev., 2.000%, 08/01/17	25
25	Metropolitan Water District of Southern California, Series B, Rev., 5.000%, 07/01/17	25
100	Sacramento County Water Financing Authority, Water Agency Zones 40 & 41, Series A, Rev., NATL-RE, 5.000%, 06/01/17	100

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer –– continued
	San Diego Public Facilities Financing Authority, Water System,
25	Series A, Rev., 5.000%, 08/01/17 (p)	25
40	Series B, Rev., 5.000%, 08/01/17	41
25	Santa Margarita/Dana Point Authority, Water District Improvement, Series A, Rev., 5.000%, 08/01/17	25

		291

	Total California	10,950

	Colorado — 0.4%
	Certificate of Participation/Lease — 0.2%
100	City of Avon, COP, 2.000%, 12/01/17	100
200	City of Commerce City, COP, AGM, 2.000%, 12/15/17	201
	Denver City & County School District No. 1,
435	Series A, COP, 2.000%, 12/01/17	438
760	Series B, COP, 3.000%, 12/01/17	768
25	El Paso County, Judicial Complex Project, Series A, COP, AMBAC, 5.000%, 12/01/17	26

		1,533

	Education — 0.1%
500	Colorado Educational & Cultural Facilities Authority, Atmospheric Research Project, Rev., 3.000%, 09/01/17	503
	University of Colorado, Enterprise System,
70	Series A, Rev., NATL-RE, 5.000%, 06/01/19	70
75	Subseries B-1, Rev., 5.000%, 06/01/17	75

		648

	General Obligation — 0.0% (g)
120	Adams 12 Five Star Schools, GO, 5.000%, 12/15/18	128
160	Denver City & County, Justice System Facilities, GO, 5.250%, 08/01/17	161
20	Douglas County School District No. Re-1, Douglas & Elbert Counties, Series B, GO, 5.000%, 12/15/18	21
20	Mesa County Valley, School District No. 51, Grand Junction, GO, 4.000%, 12/01/18	21
25	Pueblo County School District No. 70, GO, NATL-RE, 5.000%, 12/01/18	26

		357

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Hospital — 0.1%
30	Colorado Health Facilities Authority, Catholic Health Initiatives, Series A, Rev., 5.000%, 07/01/17	30
145	Colorado Health Facilities Authority, Frasier Meadows Retirement Community Project, Series A, Rev., 5.000%, 05/15/18	150
380	University of Colorado Hospital Authority, Series C-1, Rev., VAR, 4.000%, 03/01/20	403

		583

	Other Revenue — 0.0% (g)
100	County of Boulder, Open Space Capital Improvement, Rev., 5.000%, 07/15/17	101
50	Town of Castle Rock, Rev., AGC, 4.500%, 06/01/17 (p)	50

		151

	Transportation — 0.0% (g)
35	Denver City & County, Department of Aviation Airport System, Series A, Rev., 5.000%, 11/15/18	37

	Utility — 0.0% (g)
40	Platte River Power Authority, Series GG, Rev., AGM, 4.500%, 06/01/17	40

	Water & Sewer — 0.0% (g)
25	City of Greeley, Water Revenue, Rev., AGC, 4.000%, 08/01/17	25

	Total Colorado	3,374

	Connecticut — 0.2%
	Education — 0.1%
35	Connecticut State Health & Educational Facility Authority, Masonicare Issue, Series F, Rev., 2.000%, 07/01/17	35
500	State of Connecticut, Health & Educational Facility Authority, Ascension Health Credit Group, Series B, Rev., VAR, 1.650%, 03/01/19	502

		537

	General Obligation — 0.1%
100	City of Bridgeport, Series B, GO, 5.000%, 08/15/17	101
100	City of Danbury, GO, 3.000%, 07/15/17	100
	State of Connecticut,
160	Series B, GO, AMBAC, 5.250%, 06/01/18	167
475	Series C, GO, 5.000%, 12/01/20	521
40	Town of Rocky Hill, GO, 3.000%, 09/01/17	40
40	Town of Windsor Locks, GO, 3.000%, 08/01/17	40

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation –– continued

		969

	Housing — 0.0% (g)
500	Norwalk Housing Authority, Multifamily Housing, Cedar Court Apartments Project, Rev., VAR, 1.250%, 06/01/18	501

	Prerefunded — 0.0% (g)
130	Connecticut State Health & Educational Facility Authority, Rev., AGC, 5.250%, 07/01/17 (p)	131
55	Connecticut State Health & Educational Facility Authority, Quinnipiac University, Series I, Rev., NATL-RE, 5.000%, 07/01/17 (p)	55
40	Town of Killingly, GO, NATL-RE, 5.000%, 06/15/17 (p)	40
30	Town of Old Saybrook, GO, 3.000%, 11/01/18 (p)	31

		257

	Transportation — 0.0% (g)
65	State of Connecticut, Transportation Infrastructure, Special Tax, Series A, Rev., 3.000%, 08/01/17	65

	Total Connecticut	2,329

	Delaware — 0.0% (g)
	General Obligation — 0.0% (g)
25	State of Delaware, Series B, GO, 5.000%, 07/01/17	25

	Housing — 0.0% (g)
30	Delaware State Housing Authority, Senior Single Family Mortgage, Series A, Rev., GNMA/FNMA/FHLMC, 3.900%, 07/01/18	31

	Transportation — 0.0% (g)
15	Delaware Transportation Authority, Rev., 5.000%, 07/01/18	16

	Total Delaware	72

	District of Columbia — 0.0% (g)
	General Obligation — 0.0% (g)
55	District of Columbia, Series C, GO, AGM, 5.000%, 06/01/17	55

	Transportation — 0.0% (g)
20	Metropolitan Washington Airports Authority, Series B, Rev., 4.000%, 10/01/18	21

	Total District of Columbia	76

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Florida — 0.6%
	Certificate of Participation/Lease — 0.0% (g)
30	Lee County School Board, Series B, COP, 5.000%, 08/01/18	32
25	Palm Beach County School District, Series B, COP, 5.000%, 08/01/18	26
25	Seminole County School Board, Series A, COP, AGC, 4.000%, 07/01/17	25
160	St. Lucie County School Board, COP, AGM, 4.000%, 08/15/17	161

		244

	Education — 0.1%
150	Florida Board of Governors University System Improvement, Series A, Rev., 4.000%, 07/01/17	151
	Florida State Board of Education, Lottery,
125	Series A, Rev., 5.000%, 07/01/17	125
20	Series C, Rev., 5.000%, 07/01/18	21
100	Higher Educational Facilities Financing Authority, Flagler College, Inc., Project, Series B, Rev., 3.000%, 11/01/17	101
45	Volusia County School Board, Sales Tax, Rev., 3.000%, 10/01/17	45

		443

	General Obligation — 0.2%
25	City of Fort Lauderdale, Series B, GO, 3.000%, 07/01/17	25
	City of Lauderhill,
100	GO, 2.000%, 01/01/18	101
175	GO, 3.000%, 01/01/19	181
460	GO, 3.000%, 01/01/20	481
425	GO, 3.000%, 01/01/21	450
125	County of Miami-Dade, Building Better Communities Program, Series A, GO, 3.000%, 07/01/17	125
	Florida State Board of Education, Public Education Capital Outlay,
55	Series B, GO, 5.000%, 06/01/17	55
10	Series B, GO, 5.000%, 06/01/18	11
100	Series C, GO, 4.750%, 06/01/37	101
40	Series C, GO, 5.000%, 06/01/17	40
	Florida State Board of Education, Public Education, Capital Outlay,
50	Series A, GO, 5.000%, 06/01/17	50
25	Series B, GO, 5.000%, 06/01/17	25
25	Series B, GO, NATL-RE, 5.000%, 06/01/17	25
105	Series D, GO, 5.500%, 06/01/17	105

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation –– continued
30	Series E, GO, 5.000%, 06/01/17	30
295	Florida State Department of Transportation, Right-of-Way Acquisition and Bridge Construction, Series B, GO, 5.000%, 07/01/18	308

		2,113

	Hospital — 0.0% (g)
150	Miami Beach Health Facilities Authority, Miami Jewish Health Systems, Inc. Project, Rev., 1.500%, 07/01/17	150

	Other Revenue — 0.1%
200	Florida State Municipal Loan Council, Rev., NATL-RE, 2.000%, 10/01/17	201
25	Hillsborough County, Capital Improvement Program, Rev., 5.000%, 08/01/17	25
25	Osceola County, Sales Tax, Rev., AGC, 4.000%, 10/01/18	26
30	Palm Beach County, Public Improvement, Rev., 4.000%, 06/01/17	30

		282

	Prerefunded — 0.1%
45	Brevard County School District, Series B, COP, AMBAC, 5.000%, 07/01/17 (p)	45
	Broward County School Board,
35	Series A, COP, AGM-CR, FGIC, 4.500%, 07/03/17 (p)	35
35	Series A, COP, NATL-RE, 4.500%, 07/03/17 (p)	35
10	Series A, COP, AGM, 4.500%, 07/01/18 (p)	11
	County of Miami-Dade, Miami International Airport,
7	Series B, Rev., NATL-RE, 4.500%, 10/01/17 (p)	7
25	Series B, Rev., AGC, 5.000%, 10/01/18 (p)	26
20	County of Miami-Dade, Transit System Sales Surtax, Rev., AGM, 5.000%, 07/01/18 (p)	21
30	Duval County School Board, Master Lease Program, COP, AGM, 4.000%, 07/01/17 (p)	30
	Florida State Municipal Power Agency,
20	Rev., AGM-CR, 5.000%, 10/01/18 (p)	21
85	Rev., 5.250%, 10/01/18 (p)	90
200	Series A, Rev., 5.000%, 10/01/18 (p)	211

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Prerefunded –– continued
21	Florida State University Parking Facility, Series A, Rev., AGM, 4.600%, 07/01/17 (p)	21
40	Halifax Hospital Medical Center, Daytona Beach, Series B-2, Rev., AGM, 5.375%, 06/01/18 (p)	42
45	Hialeah Gardens Health Facilities Authority, Catholic Health Services Facilities, Rev., LOC: SunTrust Banks, Inc., 5.000%, 08/15/17 (p)	45
35	Osceola County, Infrastructure Sales Surtax, Rev., AMBAC, 5.000%, 10/01/17 (p)	35
	Palm Beach County School District,
30	Series A, COP, NATL-RE, 5.000%, 08/01/17 (p)	30
40	Series E, COP, NATL-RE, 5.000%, 08/01/17 (p)	41
25	Pasco County School Board, Series A, COP, NATL-RE, MBIA, 5.000%, 08/01/17 (p)	25

		771

	Transportation — 0.0% (g)
100	County of Miami-Dade, Aviation, Series B, Rev., 5.000%, 10/01/18	105
30	Florida State Department of Transportation, Series A, Rev., 5.000%, 07/01/17	30
	Orlando-Orange County Expressway Authority,
100	Series B, Rev., 5.000%, 07/01/17	101
25	Series B, Rev., AGM, 5.000%, 07/01/18	26

		262

	Utility — 0.0% (g)
30	City of West Palm Beach, Utility System, Series B, Rev., AGM, 4.000%, 10/01/17	30
110	JEA Electric System, Series 3-A, Rev., 4.000%, 10/01/18	115
120	Reedy Creek Improvement District Utility Revenue, Series 2, Rev., 5.000%, 10/01/19	130

		275

	Water & Sewer — 0.1%
750	City of Cape Coral, Water & Sewer Revenue, Rev., AGM, 1.400%, 09/01/18	750
90	County of Miami-Dade, Water & Sewer System, Series C, Rev., BHAC, 5.000%, 10/01/17	91

		841

	Total Florida	5,381

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Georgia — 1.3%
	Certificate of Participation/Lease — 0.0% (g)
35	Fulton County Facilities Corporation, COP, 5.000%, 11/01/17	36

	General Obligation — 0.9%
6,700	Clarke County Board of Education, GO, 5.000%, 09/01/22	7,959
60	County of Meriwether, GO, 2.000%, 03/01/18	60
55	Forsyth County School District, GO, AGM, 5.000%, 06/01/17	55
40	Glynn County School District, Sales Tax, GO, 5.000%, 08/01/17	40
250	Jackson County School District, GO, 5.000%, 03/01/19	268

		8,382

	Hospital — 0.0% (g)
25	Fulton County Development Authority, Catholic Health East Issue, Rev., 3.750%, 11/15/18 (p)	26
100	Richmond County Hospital Authority, University Health Services, Inc. Project, Rev., 5.000%, 01/01/22	116

		142

	Prerefunded — 0.0% (g)
25	Athens-Clarke County Unified Government Development Authority, UGAREF Central Precinct, LLC Project, Rev., 5.000%, 06/15/18 (p)	26
25	Dahlonega Downtown Development Authority, Student Housing LLC Project, Series C, Rev., AGC, 4.250%, 07/01/17 (p)	25
25	Fulton County Development Authority, Spelman Collateral, Rev., 5.000%, 06/01/17 (p)	25

		76

	Transportation — 0.0% (g)
30	Metropolitan Atlanta Rapid Transit Authority, Third Indenture, Series A, Rev., NATL-RE, 5.000%, 07/01/17	30

	Water & Sewer — 0.4%
35	County of Cobb, Water & Sewerage Improvement, Rev., 4.500%, 07/01/17	35
50	County of Columbia, Water & Sewer, Rev., 4.000%, 06/01/17	50
	East Point Building Authority, Water & Sewer Project,
1,750	Rev., AGM, 3.000%, 02/01/18	1,775

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Water & Sewer –– continued
1,000	Rev., AGM, 4.000%, 02/01/19	1,050
550	Rev., AGM, 5.000%, 02/01/20	606

		3,516

	Total Georgia	12,182

	Hawaii — 0.0% (g)
	General Obligation — 0.0% (g)
175	City & County of Honolulu, Series B, GO, AGM, 5.250%, 07/01/17	175
	State of Hawaii,
100	Series DR, GO, 5.000%, 06/01/17	100
15	Series DT, GO, 4.000%, 11/01/18	16

	Total Hawaii	291

	Idaho — 0.1%
	Housing — 0.1%
1,145	Idaho Housing & Finance Association, Federal Highway Trust, Series A, Rev., GRAN, 5.000%, 07/15/17	1,151

	Illinois — 1.0%
	Certificate of Participation/Lease — 0.2%
	University of Illinois,
1,000	Series A, COP, 5.000%, 10/01/19	1,081
1,215	Series C, COP, 5.000%, 03/15/18	1,252

		2,333

	Education — 0.1%
300	Peoria Public Building Commission, School District No. 150 Project, Rev., 5.000%, 12/01/19	325
315	University of Illinois, Auxiliary Facilities System, Series A, Rev., 5.000%, 04/01/19	336

		661

	General Obligation — 0.6%
	Chicago Park District, Limited Tax,
50	Series B, GO, 4.000%, 01/01/20	53
225	Series B, GO, 5.000%, 01/01/20	243
100	Series B, GO, 5.000%, 01/01/21	110
100	Chicago Park District, Unlimited Tax, Series C, GO, 3.000%, 01/01/20	103
100	City of Berwyn, Series A, GO, 3.000%, 12/01/17	101
100	Cook & Will Counties School District No. 194, GO, 4.000%, 12/01/17	101
150	Cook County, Proviso Township High School District No. 209, Series B, GO, AGM, 4.000%, 12/01/18	156
	County of Cook,
150	Series A, GO, 5.000%, 11/15/18	158

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation –– continued
180	Series C, GO, 5.000%, 11/15/22	206
	County of Winnebago,
45	Series C, GO, 2.000%, 12/30/17 (w)	45
185	Series C, GO, 2.000%, 12/30/18 (w)	187
60	Ford etc. Counties Community Unit School District No. 10 Paxton-Buckley-Loda, School Building, Series A, GO, AGM, 4.000%, 12/01/18	62
	Joliet Park District, Will & Kendall Counties,
220	Series A, GO, 4.000%, 02/01/18	223
350	Series B, GO, 4.000%, 02/01/18	356
70	Kankakee County School District No. 111, GO, AGM, 3.000%, 01/01/18	71
125	Lincoln Land Community College District No. 526, GO, 5.000%, 12/15/21	142
85	Monroe & St. Clair Counties, Waterloo Unit Community School District No. 5, GO, 4.000%, 04/15/18	87
	State of Illinois,
1,250	GO, 5.000%, 06/01/17	1,250
100	GO, 5.000%, 02/01/18	102
250	Series A, GO, 5.000%, 04/01/18	255
125	Streamwood Park District, GO, 2.000%, 12/01/17	126
25	Township of Campton, GO, 5.000%, 12/15/18	26
670	Village of Inverness, GO, 3.000%, 12/01/17	678
320	Whiteside & Lee Counties, Sterling Community Unit School District No. 5, GO, AGM, 4.000%, 12/01/20	347
110	Will County Township High School District No. 204, Joliet, Series A, GO, 4.000%, 01/01/18	112
115	Will County, Community Consolidated School District No. 70-C Laraway, Lease Obligations, GO, AGM, 4.000%, 12/01/17	117

		5,417

	Hospital — 0.0% (g)
250	Illinois Finance Authority, Ascension Health Alliance Senior Credit Group, Series E-2, Rev., VAR, 1.750%, 04/01/21	252

	Other Revenue — 0.1%
25	Illinois Sports Facilities Authority, Tax Supported, Rev., 5.000%, 06/15/18	26
250	Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Series B, Rev., 3.000%, 12/15/18	253

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Other Revenue –– continued
	State of Illinois,
50	Rev., 4.000%, 06/15/17	50
25	Rev., 5.000%, 06/15/17	25
10	State of Illinois Unemployment Compensation Trust Fund, Series B, Rev., 5.000%, 06/15/17	10
	State of Illinois, Junior Obligation,
80	Rev., 5.000%, 06/15/17	80
40	Rev., 5.000%, 06/15/18	42
100	State of Illinois, Sales Tax, Series B, Rev., 3.000%, 06/15/17	100

		586

	Prerefunded — 0.0% (g)
25	Chicago O’Hare International Airport, General Airport, Third Lien, Series C, Rev., AGM, 4.500%, 01/01/18 (p)	25
50	Illinois Finance Authority, Resurrection Health, Series A, Rev., AGM, 4.250%, 05/15/18 (p)	52
55	University of Illinois, Series A, COP, AGM, 5.250%, 10/01/17 (p)	56

		133

	Transportation — 0.0% (g)
200	Chicago O’Hare International Airport, General Airport, Senior Lien, Series G, Rev., AMT, 5.000%, 01/01/21	225

	Water & Sewer — 0.0% (g)
85	City of Chicago, Second Lien Water, Project, Rev., 4.000%, 11/01/17	86
25	Illinois Finance Authority, Clean Water Initiative, Rev., 5.000%, 07/01/18	26

		112

	Total Illinois	9,719

	Indiana — 0.7%
	Education — 0.2%
40	Ball University, Housing & Dining System, Rev., 5.000%, 07/01/17	40
40	Edinburgh Community School Building Corp., Ad Valorem Property Tax, Rev., 1.500%, 07/15/18	40
	Southmont School Building Corp., Ad Valorem Property Tax,
200	Rev., 4.000%, 07/15/18	207
125	Rev., 4.000%, 01/15/19	131
300	Rev., 4.000%, 07/15/19	318
550	Rev., 4.000%, 01/15/20	588
190	Rev., 4.000%, 07/15/20	205

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Education –– continued

		1,529

	Hospital — 0.5%
5,000	Indiana Health Facility Financing Authority, Ascension Health Subordinate Credit Group, Series A-9, Rev., VAR, 1.375%, 05/01/20	5,004

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
265	City of Whiting, Environmental Facilities, BP Products North America, Inc., Project, Rev., 5.000%, 07/01/17	266

	Other Revenue — 0.0% (g)
25	Carmel Redevelopment Authority, Option Income Tax Lease Rental, Series B, Rev., 5.000%, 07/01/17	25
25	Indiana Finance Authority, Series A-1, Rev., 5.000%, 11/01/17	25

		50

	Prerefunded — 0.0% (g)
15	County of Hendricks, Transportation, Rev., 5.875%, 02/01/18 (p)	16
30	Indiana Health & Educational Facilities Financing Authority, Sisters of St. Francis Health Services, Inc. Obligated Group, Rev., AGM, 5.250%, 05/01/18 (p)	31

		47

	Water & Sewer — 0.0% (g)
200	City of Mount Vernon, Waterworks, Rev., BAN, 2.000%, 07/01/17	200

	Total Indiana	7,096

	Iowa — 0.4%
	Education — 0.3%
25	Council Bluffs Community School District, Rev., 4.000%, 07/01/18 (p)	26
2,250	Iowa Higher Education Loan Authority, Private Education Working Capital Loan Program, Series A, Rev., 2.750%, 05/10/18	2,281

		2,307

	General Obligation — 0.0% (g)
100	City of Bettendorf, Series A, GO, 3.000%, 06/01/17	100
25	City of Cedar Rapids, Series A, GO, 3.000%, 06/01/17	25
125	City of Des Moines, Capital Loan Notes, Series E, GO, 5.000%, 06/01/17	125

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	General Obligation –– continued
160	City of West Des Moines, Series B, GO, 5.000%, 06/01/17	160

		410

	Hospital — 0.1%
480	City of Ames, Mary Greeley Medical Center, Rev., 5.000%, 06/15/18	500
25	Iowa Board of Regents, University of Iowa Hospitals & Clinics, Rev., 4.000%, 09/01/17	25
50	Iowa Finance Authority, Healthcare, Genesis Health System, Rev., 4.000%, 07/01/17	50

		575

	Other Revenue — 0.0% (g)
25	State of Iowa, Ijobs Program, Series A, Rev., 5.000%, 06/01/17 (p)	25

	Total Iowa	3,317

	Kansas — 0.1%
	Education — 0.0% (g)
350	Kansas State Development Finance Authority, University Projects, Series A, Rev., 5.000%, 06/01/17	350

	General Obligation — 0.0% (g)
65	County of Neosho, Sales Tax, GO, 3.000%, 10/01/18	67
20	Douglas County Unified School District No. 497, Series A, GO, 2.000%, 09/01/18	20
100	Ford County Unified School District No. 443, Series B, GO, 5.000%, 09/01/18	105
40	Miami County, Unified School District No. 368, GO, 2.000%, 09/01/17	40

		232

	Hospital — 0.0% (g)
100	City of Hutchinson, Hutchinson Regional Medical Center, Inc., Rev., 4.000%, 12/01/17	101

	Other Revenue — 0.0% (g)
25	Kansas State Development Finance Authority, Sisters Leavenwort, Series A, Rev., 5.000%, 01/01/18 (p)	25

	Prerefunded — 0.1%
150	Kansas State Development Finance Authority, K-State Athletics Incorporated Project, Series B-1, Rev., 5.000%, 07/01/17 (p)	151

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded –– continued
20	Kansas Unified School District No. 265 Sedgwick County, GO, AGC, 4.500%, 10/01/18 (p)	21
60	Kansas Unified School District No. 266 Sedgwick County, GO, AGM, 5.250%, 09/01/18 (p)	63

		235

	Total Kansas	943

	Kentucky — 0.9%
	Education — 0.0% (g)
50	Boone County School District Finance Corp., School Building, Rev., 2.000%, 03/01/18	50
120	Daviess County School District Finance Corporation, School Building, Series B, Rev., 2.000%, 06/01/17	120

		170

	Industrial Development Revenue/Pollution Control Revenue — 0.4%
	Louisville/Jefferson County Metro Government, Pollution Control, Louisville Gas & Electric Company Project,
300	Series A, Rev., VAR, 1.500%, 04/01/19	301
4,200	Rev., VAR, 1.250%, 06/03/19	4,202

		4,503

	Other Revenue — 0.1%
40	Campbell & Kenton Counties Sanitation District No. 1, Rev., 5.000%, 08/01/17	40
175	Kentucky Economic Development Finance Authority, Owensboro Health, Inc., Series A, Rev., 5.000%, 06/01/18	181
200	Kentucky State Property & Building Commission, Project No. 76, Series A, Rev., 5.000%, 08/01/17	202
350	Kentucky State Property & Buildings Commission, Project No. 100, Series A, Rev., 5.000%, 08/01/18	366
75	Kentucky State Property & Buildings Commission, Project No. 82, Rev., AGM, 5.250%, 10/01/18	79

		868

	Prerefunded — 0.0% (g)
35	County of Warren, Community Hospital Corporation Project, Series A, Rev., 4.500%, 08/01/17 (p)	35

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Transportation — 0.1%
630	Kentucky Public Transportation Infrastructure Authority, Downtown Crossing Project, Series A, Rev., BAN, 5.000%, 07/01/17	632
70	Lexington-Fayette Urban County Airport Board, Series A, Rev., 4.000%, 07/01/17	70

		702

	Water & Sewer — 0.3%
2,440	Louisville/Jefferson County Metro Government, Water System, Rev., 5.000%, 11/15/19	2,679

	Total Kentucky	8,957

	Louisiana — 0.2%
	Education — 0.0% (g)
175	Louisiana Public Facilities Authority, Capital Appreciation, Loyola University Project, Rev., Zero Coupon, 10/01/18	171
160	Louisiana Public Facilities Authority, University Alexandria Student Housing Project, Series A, Rev., 2.000%, 10/01/18	162

		333

	Hospital — 0.1%
	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project,
225	Rev., 4.000%, 05/15/19	237
325	Rev., 5.000%, 05/15/20	360

		597

	Other Revenue — 0.1%
125	City of Shreveport, Independence Stadium Project, Rev., 3.000%, 03/01/18	127
200	Louisiana Local Government Environmental Facilities & Community Development Authority, Lake Charles Public Improvement Projects, Rev., 4.000%, 05/01/20	215
275	Louisiana Public Facilities Authority, Archdiocese of New Orleans Project, Rev., 5.000%, 07/01/18	285
295	Louisiana Public Facilities Authority, Department Public Safety Project, Rev., AGM, 5.000%, 08/01/17	297

		924

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — 0.0% (g)
30	Louisiana Local Government Environmental Facilities & Community Development Authority, East Ascension Consolidated No. 1, Rev., AMBAC, 4.500%, 06/01/17 (p)	30

	Transportation — 0.0% (g)
135	New Orleans Aviation Board, General Airport, North Terminal Project, Series A, Rev., 5.000%, 01/01/20	148

	Total Louisiana	2,032

	Maine — 0.0% (g)
	General Obligation — 0.0% (g)
100	State of Maine, GO, 5.000%, 06/01/17	100

	Other Revenue — 0.0% (g)
25	Maine Municipal Bond Bank, Series F, Rev., 5.000%, 11/01/18	27

	Transportation — 0.0% (g)
100	City of Portland, General Airport, Rev., 3.000%, 07/01/17	100
25	Maine Turnpike Authority, Rev., AGM, 5.000%, 07/01/17	25

		125

	Total Maine	252

	Maryland — 0.1%
	Education — 0.0% (g)
25	State of Maryland, Health & Higher Educational Facilities Authority, Johns Hopkins Health System, Series B, Rev., 5.000%, 07/01/17	25

	General Obligation — 0.0% (g)
30	Baltimore County, Consolidated Public Improvement, GO, 5.000%, 08/01/17	31
25	State of Maryland, State & Local Facilities Loan, Series A, GO, 5.000%, 08/01/17	25
25	State of Maryland, State & Local Facilities Loan of 2010, Second Series, Series A, GO, 4.000%, 08/01/17	25
25	State of Maryland, State & Local Facilities Loan of 2012, First Series, Series C, GO, 4.000%, 08/15/18	26

		107

	Other Revenue — 0.1%
250	County of Prince George’s, Collington Episcopal Life Care Community, Inc., Rev., 5.000%, 04/01/18	256

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Prerefunded — 0.0% (g)
25	City of Baltimore, Wastewater, Series D, Rev., AGM-CR, AMBAC, 5.000%, 07/01/17 (p)	25

	Transportation — 0.0% (g)
25	Maryland Transportation Authority, Rev., 4.000%, 09/01/17	25

	Total Maryland	438

	Massachusetts — 1.0%
	Education — 0.0% (g)
25	Massachusetts Development Finance Agency, University of Massachusetts Issue, Rev., 4.000%, 10/01/17	25
25	Massachusetts Health & Educational Facilities Authority, Partners Healthcare System, Series G, Rev., 5.000%, 07/01/17	25
	Massachusetts School Building Authority,
25	Series B, Rev., 4.000%, 08/15/17	25
25	Series B, Rev., 5.000%, 08/15/17	26
20	University of Massachusetts Building Authority, Series 2, Rev., 4.000%, 11/01/18	21

		122

	General Obligation — 0.3%
65	City of Beverly, Municipal Purpose Loan of 2012, GO, 2.000%, 09/01/17	65
2,700	Commonwealth of Massachusetts, Series D, GO, 5.500%, 10/01/18	2,866
15	Mendon Upton Regional School District, GO, NATL-RE, 5.000%, 06/01/17	15
25	Town of Bolton, Public Safety Facility, GO, 2.500%, 10/01/17	25
75	Town of Plainville, GO, 3.000%, 06/15/17	75
30	Town of South Hadley, Series B, GO, 4.000%, 06/15/17	30
30	Town of Wellesley, Municipal Purpose, GO, 3.625%, 06/15/17	30
25	Town of Westwood, GO, 4.000%, 06/01/17	25

		3,131

	Hospital — 0.0% (g)
25	Massachusetts Development Finance Agency, Mass College Pharmacy Allied, Series E, Rev., AGC, 5.000%, 07/01/17 (p)	25

	Housing — 0.6%
5,700	Massachusetts Housing Finance Agency, Construction Loan, Series A, Rev., 1.850%, 06/01/20	5,708

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — 0.0% (g)
100	Massachusetts Development Finance Agency, Caregroup Issue, Series I, Rev., 5.000%, 07/01/17	101
25	Massachusetts School Building Authority, Dedicated Sales Tax, Series A, Rev., AMBAC, 5.000%, 08/15/17 (p)	25
155	Massachusetts State Development Finance Agency, Wentworth Institute Technology, Rev., 5.000%, 10/01/17	157

		283

	Prerefunded — 0.1%
	Commonwealth of Massachusetts, Consolidated Loan of 2007,
100	Series C, GO, AGM, 5.250%, 08/01/17 (p)	101
30	Series C, GO, AMBAC, 5.250%, 08/01/17 (p)	30
15	Massachusetts Development Finance Agency, Harvard, Series A, Rev., 5.500%, 11/15/18 (p)	16
45	Massachusetts Health & Educational Facilities Authority, Berkeley College, Series A, Rev., 5.000%, 10/01/17 (p)	46
25	Massachusetts Health & Educational Facilities Authority, Caregroup, Series E-1, Rev., 5.000%, 07/01/18 (p)	26
55	Massachusetts School Building Authority, Series A, Rev., AMBAC, 4.500%, 08/15/17 (p)	55
25	Massachusetts School Building Authority, Sales Tax, Series A, Rev., AMBAC, 4.750%, 08/15/17 (p)	25
25	Massachusetts State Health & Educational Facilities Authority, Institute of Technology, Series A, Rev., 5.000%, 07/01/17 (p)	25
220	Massachusetts Water Pollution Abatement Trust, Pool Program, Series 13, Rev., 5.000%, 08/01/17 (p)	222

		546

	Water & Sewer — 0.0% (g)
30	Massachusetts Clean Water Trust, State Revolving Fund, Series 15-A, Rev., 4.000%, 08/01/17	30
25	Massachusetts Water Pollution Abatement Trust, Rev., 5.000%, 08/01/17	25

		55

	Total Massachusetts	9,870

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Michigan — 0.5%
	Education — 0.0% (g)
70	Michigan State University, Series C, Rev., 5.000%, 08/15/17	70

	General Obligation — 0.1%
115	Cedar Springs Public School District, GO, Q-SBLF, 4.000%, 05/01/18	118
40	Chippewa Valley Schools, Series A, GO, Q-SBLF, 5.000%, 05/01/18	42
200	Mancelona Public Schools, GO, Q-SBLF, 2.000%, 05/01/18	202
200	Meridian Public School District, GO, Q-SBLF, 1.500%, 05/01/18	201
200	Okemos Public Schools, School Improvement & Bus, GO, Q-SBLF, 1.500%, 05/01/18	201

		764

	Hospital — 0.4%
120	Michigan Finance Authority, Trinity Health Group, Series A, Rev., 5.000%, 12/01/18	127
	Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group,
30	Series F-3, Rev., VAR, 1.400%, 06/29/18	30
330	Rev., 5.000%, 11/15/18	350
3,000	Michigan State Hospital Finance Authority, Ascension Health Subordinate Credit Group, Subseries A-1, Rev., VAR, 1.375%, 05/01/20	3,006

		3,513

	Prerefunded — 0.0% (g)
25	Michigan State Hospital Finance Authority, Hospital, Oakwood Obligated Group, Series A, Rev., 5.000%, 07/15/17 (p)	25
50	Saginaw City School District, School Building & Site, GO, AGM, Q-SBLF, 4.625%, 05/01/18 (p)	52

		77

	Total Michigan	4,424

	Minnesota — 0.9%
	Certificate of Participation/Lease — 0.1%
25	Metropolitan Council, Series E, COP, 3.000%, 06/01/17	25
150	St. Cloud Independent School District No. 742, Series A, COP, 2.000%, 02/01/18	151
930	St. Paul Independent School District No. 625, Series B, COP, 5.000%, 02/01/21 (w)	1,060

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Certificate of Participation/Lease –– continued

		1,236

	Education — 0.3%
50	City of Deephaven, Minnesota Charter School Lease, Eagle Ridge Academy Project, Series A, Rev., 3.000%, 07/01/19	51
2,715	University of Minnesota, Series A, Rev., 5.000%, 04/01/22	3,195

		3,246

	General Obligation — 0.2%
	State of Minnesota, Trunk Highway,
1,570	Series B, GO, 4.000%, 08/01/18	1,628
25	Series B, GO, 5.000%, 08/01/17	25
50	Series E, GO, 5.000%, 08/01/17	50
	State of Minnesota, Various Purpose,
100	Series A, GO, 5.000%, 06/01/17	100
25	Series D, GO, 3.000%, 08/01/17	25
25	Series F, GO, 4.000%, 08/01/17	25

		1,853

	Hospital — 0.2%
	City of Maple Grove, Maple Grove Hospital Corporation,
650	Rev., 3.000%, 05/01/18	661
930	Rev., 3.000%, 05/01/19	958

		1,619

	Other Revenue — 0.1%
500	State of Minnesota, Series A, Rev., 2.000%, 06/01/17	500

	Transportation — 0.0% (g)
150	Minneapolis-St Paul Metropolitan Airports Commission, Subordinate Airport, Series D, Rev., AMT, 4.000%, 01/01/18	153

	Utility — 0.0% (g)
115	Northern Municipal Power Agency, Electric System, Series A, Rev., AGC, 5.000%, 01/01/18	118
100	Southern Minnesota Municipal Power Agency, Power Supply System, Series A, Rev., AMBAC, Zero Coupon, 01/01/18	99

		217

	Total Minnesota	8,824

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Mississippi — 0.0% (g)
	Education — 0.0% (g)
40	Mississippi State University Educational Building Corp., New Facilities & Refinancing Project, Series A, Rev., 3.000%, 08/01/17	40

	General Obligation — 0.0% (g)
25	Rankin County School District, GO, 5.000%, 10/01/17	25

	Other Revenue — 0.0% (g)
100	Mississippi Development Bank, Rankin County Bond Project, Rev., 3.000%, 03/01/22	107

	Total Mississippi	172

	Missouri — 0.1%
	Hospital — 0.0% (g)
150	County of Boone, Boone Hospital Center, Rev., 3.000%, 08/01/17	150

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
100	Kirkwood IDA, Aberdeen Heights, Series A, Rev., 5.000%, 05/15/18	103
355	Lees Summit Industrial Development Authority, John Knox Village Obligated Group, Series A, Rev., 5.000%, 08/15/17	358

		461

	Prerefunded — 0.0% (g)
15	Missouri State Health & Educational Facilities Authority, Health Facilities, Coxhealth, Series A, Rev., 5.500%, 11/15/18 (p)	16

	Total Missouri	627

	Nebraska — 0.2%
	General Obligation — 0.2%
25	City of Omaha, GO, 5.000%, 06/01/17	25
	Papio-Missouri River Natural Resource District,
330	GO, 3.000%, 12/15/18 (w)	339
720	GO, 4.000%, 12/15/19 (w)	771
405	GO, 4.000%, 12/15/20 (w)	443

		1,578

	Other Revenue — 0.0% (g)
500	Nebraska Cooperative Republican Platte Enhancement Project, River Flow Enhancement, Rev., AGM, 2.000%, 12/15/17	503

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Utility — 0.0% (g)
20	City of Lincoln, Electric System, Rev., 5.000%, 09/01/18	21
30	Nebraska Public Power District, Series A, Rev., 5.000%, 01/01/18	31

		52

	Water & Sewer — 0.0% (g)
30	City of Lincoln, Water, Rev., 3.000%, 08/15/17	30

	Total Nebraska	2,163

	Nevada — 0.4%
	Industrial Development Revenue/Pollution Control Revenue — 0.3%
3,000	County of Clark, Nevada Power Company Projects, Rev., VAR, 1.600%, 05/21/20	3,005

	Other Revenue — 0.0% (g)
	County of Clark, Sales & Excise Tax,
25	Rev., 5.000%, 07/01/17	25
275	Series B, Rev., 3.000%, 07/01/17	276
35	State of Nevada, Unemployment Compensation Fund, Rev., 5.000%, 06/01/17	35

		336

	Prerefunded — 0.0% (g)
45	City of Reno, Washoe Medical Center, Series A, Rev., AGM, 5.250%, 06/01/18 (p)	47
	Clark County School District,
20	Series A, GO, 5.000%, 06/15/18 (p)	21
25	Series B, GO, AMBAC, 5.000%, 06/15/17 (p)	25
25	Series C, GO, NATL-RE, 3.500%, 06/15/17 (p)	25
25	Clark County School District, Building, Series B, GO, AMBAC, 5.000%, 06/15/17 (p)	25
30	Clark County School District, School, Series C, GO, NATL-RE, 5.000%, 06/15/17 (p)	30
55	County of Clark, Highway Improvement, Motor Vehicle Fuel Tax, Rev., AMBAC, 5.000%, 07/01/17 (p)	55
40	Washoe County School District, School Improvement, Series C, GO, AGM, 5.000%, 06/01/17 (p)	40

		268

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Transportation — 0.0% (g)
	County of Clark Department of Aviation, Airport System,
25	Series B, Rev., 5.000%, 07/01/18	26
25	Series D, Rev., 5.000%, 07/01/17	25

		51

	Utility — 0.1%
580	County of Washoe, Gas and Water Facilities, Sierra Pacific Power Company Project, Series B, Rev., VAR, 3.000%, 06/01/22	609

	Total Nevada	4,269

	New Hampshire — 0.1%
	General Obligation — 0.0% (g)
30	State of New Hampshire, Capital Improvement, Series B, GO, 5.000%, 06/01/17	30

	Other Revenue — 0.1%
	New Hampshire Municipal Bond Bank,
380	Series A, Rev., 3.000%, 08/15/17	382
100	Series B, Rev., 5.000%, 08/15/17	101

		483

	Transportation — 0.0% (g)
25	New Hampshire State Turnpike System, Rev., 5.000%, 10/01/18	26

	Total New Hampshire	539

	New Jersey — 2.8%
	Certificate of Participation/Lease — 0.0% (g)
150	Township of West Orange, COP, AGM, 3.000%, 10/01/17	151

	Education — 0.0% (g)
85	New Jersey Economic Development Authority, School Facilities Construction, Series GG, Rev., 5.000%, 09/01/17 (p)	86
45	New Jersey Educational Facilities Authority, Richard Stockton College, Series A, Rev., AGC-ICC, 4.000%, 07/01/17 (p)	45
200	New Jersey Educational Facilities Authority, William Paterson University, Series C, Rev., AGC, 5.000%, 07/01/17	201

		332

	General Obligation — 2.4%
5,092	Borough of Bogota, GO, BAN, 2.250%, 05/11/18	5,138
3,280	Borough of Ramsey, Water-Sewer Utility, GO, BAN, 2.250%, 06/08/18 (w)	3,314

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation –– continued
40	Borough of Woodcliff Lake, General Improvement, GO, 2.500%, 06/01/17	40
250	City of Atlantic, Tax Appeal, Series A, GO, 5.000%, 03/01/20	270
1,046	City of Bordentown, Series A, GO, BAN, 2.250%, 05/17/18	1,054
2,588	City of Burlington, Series A, GO, BAN, 2.250%, 06/06/18	2,615
25	County of Atlantic, GO, NATL-RE, 4.250%, 08/01/17	25
15	County of Essex, Series A, GO, 4.000%, 10/01/18	16
30	County of Middlesex, Technical Schools, GO, 4.000%, 06/15/17	30
	Mullica Township School District,
106	GO, 2.000%, 09/15/18	107
105	GO, 2.000%, 09/15/19	107
	State of New Jersey,
105	Series L, GO, AMBAC, 5.250%, 07/15/17	106
125	Series N, GO, NATL-RE, 5.500%, 07/15/17	126
150	The Board of Education of the Township of Franklin, County of Somerset, GO, 5.000%, 08/15/17	151
9,519	Township of Belleville, GO, BAN, 2.500%, 05/25/18	9,624
25	Township of Lyndhurst, General Improvement, GO, AGM, 3.500%, 08/15/17	25
30	Township of South Brunswick, General Improvement, GO, 3.000%, 10/01/17	30
25	Township of Woodbridge, General Improvement, GO, 5.000%, 07/15/17	25
35	Township of Woodbridge, Sewer Utility, GO, 4.000%, 07/01/17	35

		22,838

	Hospital — 0.0% (g)
150	New Jersey Economic Development Authority, Biomedical Research Facilities, Series A, Rev., 3.000%, 07/15/17	150

	Other Revenue — 0.2%
45	Atlantic County Improvement Authority Revenue County Guaranteed, Project Note, Aviation Park Project, Rev., 2.000%, 10/05/17	45
30	Burlington County Bridge Commission Lease, Governmental Leasing Program, Series A, Rev., 5.000%, 10/15/18	32

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Other Revenue –– continued
1,000	Hudson County Improvement Authority, Local Unit Loan Program, Series A-1, Rev., 2.250%, 04/05/18	1,010
65	New Jersey Building Authority, Series B, Rev., 5.000%, 06/15/17	65
75	Passaic County Improvement Authority, City Paterson Project, Rev., 4.000%, 08/01/17	75
200	The Union County Improvement Authority, City of Linden Omnibus Project, Rev., AGM, 2.000%, 11/01/17	201

		1,428

	Prerefunded — 0.2%
260	City of Perth Amboy, General Improvement, GO, AGM, 5.000%, 07/01/17 (p)	261
25	County of Burlington, General Improvement, Series A, GO, 4.000%, 09/01/18 (p)	26
50	County of Hunterdon, Union Township School District, GO, AGM, 5.000%, 07/15/17 (p)	50
15	County of Monmouth, GO, 4.000%, 09/15/17 (p)	15
	New Jersey Economic Development Authority, School Facilities Construction,
30	Series U, Rev., AGM, 5.000%, 09/01/17 (p)	30
35	Series U, Rev., 5.000%, 09/01/17 (p)	36
25	Series U, Rev., AMBAC, 5.000%, 09/01/17 (p)	25
25	Series Y, Rev., 4.500%, 09/01/18 (p)	26
85	Series Z, Rev., AGC, 5.500%, 12/15/18 (p)	91
525	New Jersey Educational Facilities Authority, Kean University, Series D, Rev., NATL-RE, 5.000%, 07/01/17 (p)	527
	New Jersey Health Care Facilities Financing Authority, Hospital Asset Transformation,
30	Rev., 5.000%, 10/01/18 (p)	32
35	Rev., 5.250%, 10/01/18 (p)	37
725	New Jersey Health Care Facilities Financing Authority, Meridian Health System, Rev., AGC, 5.000%, 07/01/18 (p)	757
	State of New Jersey, Equipment Lease Purchase,
40	Series A, COP, 5.000%, 06/15/18 (p)	42
25	Series A, COP, 5.250%, 06/15/19 (p)	27

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded –– continued

		1,982

	Transportation — 0.0% (g)
225	New Jersey Transportation Trust Fund Authority, Transportation System, Series B-4, Rev., 5.250%, 12/15/19	241
100	South Jersey Port Corp., Marine Terminal Revenue, Series S, Rev., 5.000%, 01/01/18	102

		343

	Utility — 0.0% (g)
35	Camden County Municipal Utilities Authority, Capital Appreciation, Series A, Rev., NATL-RE, Zero Coupon, 09/01/17	35
115	Middlesex County Improvement Authority, Perth Amboy Franchise Acquisition Project, Series B, Rev., AMBAC, Zero Coupon, 09/01/17	114

		149

	Total New Jersey	27,373

	New Mexico — 0.1%
	General Obligation — 0.1%
25	Albuquerque Municipal School District No. 12, School Building, Series A, GO, 4.000%, 08/01/17	25
25	City of Albuquerque, Series A, GO, 3.500%, 07/01/17	25
880	Jal Public School District No. 19, Credit Enhancement Program, GO, AGM, 5.000%, 08/01/19	955

		1,005

	Other Revenue — 0.0% (g)
40	New Mexico Finance Authority, Senior Lien Public Project, Series B, Rev., 5.000%, 06/01/17	40
50	Santa Fe County, Capital Outlay, Series A, Rev., 4.000%, 06/01/17	50
25	State of New Mexico, Severance Tax Permanent Fund, Series A-2, Rev., 5.000%, 07/01/17	25

		115

	Transportation — 0.0% (g)
35	New Mexico Finance Authority, State Transportation, Series B, Rev., 5.000%, 06/15/17	35

	Utility — 0.0% (g)
125	City of Santa, Water Utility System, Rev., 3.000%, 06/01/17	125

	Total New Mexico	1,280

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	New York — 2.9%
	Education — 0.0% (g)
35	New York State Dormitory Authority, Consolidated City University System, Fifth General Resolution, Rev., 5.000%, 07/01/17	35
65	New York State Dormitory Authority, Cornell University, Series B, Rev., 5.000%, 07/01/17	65
80	New York State Dormitory Authority, State University, Series A, Rev., 5.000%, 07/01/17	81

		181

	General Obligation — 1.5%
330	Apalachin Fire District, Fire District Building, GO, BAN, 2.000%, 02/20/18	332
	City of Glen Cove,
210	GO, 2.000%, 07/15/17	210
645	GO, 3.000%, 01/15/18	653
25	City of New York, Series C, GO, 5.000%, 08/01/17	25
25	City of New York, Fiscal Year 2008, Series A-1, GO, AGC-ICC, MBIA-IBC, 5.000%, 08/01/17	25
	City of New York, Fiscal Year 2012,
225	Series B, GO, 4.000%, 08/01/17	226
35	Series I, GO, 5.000%, 08/01/17	35
25	City of New York, Fiscal Year 2013, Series J, GO, 5.000%, 08/01/18	26
	City of New York, Fiscal Year 2014,
45	Series G, GO, 3.000%, 08/01/17	45
50	Series G, GO, 5.000%, 08/01/17	51
30	Commack Union Free School District, GO, 3.000%, 09/01/17	30
1,130	County of Suffolk, Series A, GO, 5.000%, 04/01/18	1,168
60	East Rockaway Union Free School District, GO, 5.000%, 07/01/17	60
25	Eastport-South Manor Central School District, GO, 3.000%, 09/01/17	25
40	Edgemont Union Free School District, GO, 4.000%, 08/15/17	40
250	Harborfields Central School District, GO, NATL-RE, 5.000%, 06/01/17	250
30	Hicksville Union Free School District, GO, 4.000%, 08/15/17	30
30	Islip Union Free School District, GO, 5.000%, 07/01/17	30

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation –– continued
170	Lansingburgh Central School District, GO, 2.000%, 06/15/17	170
15	Middletown City School District, GO, AGM, 4.000%, 06/15/17	15
25	North Syracuse Central School District, GO, 4.000%, 06/15/17	25
50	Portville Central School District, GO, AGC, 4.125%, 06/15/17	50
1,480	Queensbury Union Free School District, GO, BAN, 2.250%, 04/27/18	1,497
25	State of New York, Series C, GO, 3.000%, 09/01/17	25
100	Three Village Central School District Brookhaven & Smithtown, GO, NATL-RE, 5.000%, 06/01/17	100
25	Town of Clarkstown, Public Improvement, GO, 2.000%, 06/15/17	25
1,067	Town of LaGrange, Series B, GO, BAN, 2.500%, 06/14/18 (w)	1,082
	Town of Oyster Bay,
200	Series B, GO, BAN, 3.500%, 02/02/18	202
100	Series C, GO, BAN, 4.000%, 06/01/18	101
1,079	Town of Union, GO, BAN, 2.250%, 05/04/18	1,092
440	Union Endicott Central School District, GO, BAN, 1.500%, 06/30/17	440
6,460	West Canada Valley Central School District, GO, BAN, 2.000%, 06/14/18 (w)	6,509

		14,594

	Hospital — 0.0% (g)
150	New York State Dormitory Authority, North Shore, Long Island Jewish Obligated Group, Series A, Rev., 4.000%, 05/01/20	162

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
50	Monroe County Industrial Development Corp., Series A, Rev., 5.000%, 07/01/17	50

	Other Revenue — 0.4%
70	New York City Trust for Cultural Resources, Museum of Modern Art, Series 1-A, Rev., 5.000%, 10/01/17 (p)	71
2,825	New York State Dorm Authority, NYSARC, Inc., Series A, Rev., 5.000%, 07/01/17	2,835
135	New York State Dormitory Authority, Consolidated Services Contract, Series A, Rev., 3.000%, 07/01/17	135
25	New York State Dormitory Authority, Master Boces Program, Genesee Valley Issue, Rev., AGC, 5.000%, 08/15/17 (p)	25

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Other Revenue –– continued
200	Tobacco Settlement Financing Corp., Asset-Backed, Series B, Rev., 5.000%, 06/01/18	200
150	TSASC, Inc., Tobacco Settlement, Series B, Rev., 5.000%, 06/01/19	159

		3,425

	Prerefunded — 0.0% (g)
25	Metropolitan Transportation Authority, Series A, Rev., AGM, 5.000%, 11/15/17 (p)	26
50	New York State Dormitory Authority, Lease, State University Dormitory Facilities, Rev., 5.000%, 07/01/17 (p)	50
35	New York State Thruway Authority, 2nd General Highway & Bridge Trust Fund, Series B, Rev., 5.000%, 10/01/17 (p)	36
25	New York State Thruway Authority, State Personal Income Tax, Transportation, Series A, Rev., 5.250%, 09/15/17 (p)	25
25	New York State Thruway Authority, Transportation, Series A, Rev., 5.250%, 09/15/17 (p)	25
50	Onondaga County Water Authority, Series A, Rev., 5.000%, 09/15/18 (p)	53
35	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Series A, Rev., 4.875%, 05/15/18 (p)	36

		251

	Transportation — 1.0%
200	New York City Transitional Finance Authority Building Aid, Series S-1, Rev., 4.000%, 07/15/17	201
8,750	New York State Thruway Authority, Series A, Rev., 5.000%, 05/01/19	9,405
25	New York State Thruway Authority, Transportation, Series A, Rev., 5.000%, 03/15/18	26
210	New York Transportation Development Corp., Special Facility, American Airlines, Inc., John F. Kennedy International Airport Project, Rev., 5.000%, 08/01/17	211

		9,843

	Total New York	28,506

	North Carolina — 0.2%
	Certificate of Participation/Lease — 0.0% (g)
30	County of Cabarrus, Series C, COP, 5.000%, 06/01/17	30

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Education — 0.1%
50	Appalachian State University, Series A, Rev., 4.000%, 07/15/17	50
	Winston-Salem State University Foundation LLC, The Board of Governors of The University of North Carolina,
110	Rev., AGM, 3.000%, 10/01/18	113
90	Rev., AGM, 4.000%, 10/01/19	96
120	Rev., AGM, 4.000%, 10/01/20	130

		389

	General Obligation — 0.0% (g)
25	New Hanover County, Public Improvement, Series A, GO, 3.000%, 08/01/17	25
50	Town of Cary, Public Improvement, Series B, GO, 4.000%, 06/01/17	50

		75

	Hospital — 0.1%
	North Carolina Medical Care Commission, Duke University Health System,
200	Rev., 5.000%, 06/01/17	200
160	Series A, Rev., 4.000%, 06/01/17	160
380	Northern Hospital District of Surry County, Health Care Facilities, Rev., 4.000%, 10/01/18	391

		751

	Other Revenue — 0.0% (g)
25	City of Concord, Series A, Rev., 4.000%, 06/01/17	25
25	County of Bladen, Rev., 4.000%, 06/01/18	26
25	County of Buncombe, Series A, Rev., 5.000%, 06/01/17	25
25	Mecklenburg County, Rev., 4.000%, 01/01/18	25

		101

	Prerefunded — 0.0% (g)
25	County of Sampson, COP, AGM, 4.500%, 06/01/17 (p)	25
35	North Carolina Eastern Municipal Power Agency, Series A, Rev., AGC-ICC, 5.000%, 01/01/18 (p)	36

		61

	Utility — 0.0% (g)
25	Cape Fear Public Utility Authority, Water & Sewer System, Rev., 3.000%, 08/01/17	25

	Total North Carolina	1,432

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Ohio — 1.7%
	Certificate of Participation/Lease — 0.0% (g)
130	Mayfield City School District, Middle School Project, Series B-1, COP, 4.000%, 09/01/17	131

	Education — 0.1%
605	Cleveland State University, Rev., 4.000%, 06/01/17	605
100	Fairborn City School District, School Facilities Construction & Improvement, Series A, GO, 3.000%, 12/01/17	101
	Lorain County Community College District,
195	Rev., 2.000%, 12/01/17	196
225	Rev., 2.000%, 12/01/18	228
40	Miami University, A State University of Ohio, Rev., 4.000%, 09/01/17	41
100	Ohio State University (The), General Receipts, Series A, Rev., 4.000%, 06/01/17	100
100	Wright State University, General Receipts, Series A, Rev., 4.000%, 05/01/18	102

		1,373

	General Obligation — 1.4%
215	Antwerp Local School District, School Facilities Construction & Improvement, GO, 3.000%, 12/01/18	221
1,075	City of Ashland, Various Purpose Notes, GO, BAN, 2.000%, 05/17/18	1,082
685	City of Elyria, GO, BAN, 2.000%, 05/25/18	691
	City of Elyria, Improvement & Refunding, Various Purpose,
685	GO, 3.000%, 12/01/18	706
1,340	GO, 5.000%, 12/01/19	1,470
8,000	City of Huber Heights, Capital Facilities Notes, GO, BAN, 2.000%, 05/30/18	8,055
250	City of Tipp City, Various Purpose, Series A, GO, BAN, 1.750%, 02/14/18	251
100	County of Belmont, Various Purpose, GO, BAN, 1.375%, 08/31/17	100
95	Painesville City Local School District, School Improvement, GO, Zero Coupon, 12/01/18	93
100	Riverside Local School District, School Construction & Improvement, Series C, GO, 5.000%, 10/01/18	105
	State of Ohio, Common Schools,
25	Series B, GO, 5.000%, 09/15/17	25
35	Series C, GO, 4.000%, 09/15/17	36
30	State of Ohio, Infrastructure Improvement, Series B, GO, 5.000%, 09/01/17	30

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation –– continued
230	Wauseon Exempted Village School District, Classroom Facilities & School Improvement, GO, 2.000%, 12/01/18	234

		13,099

	Hospital — 0.1%
125	Akron, Bath & Copley Joint Township Hospital District, Summa Health Obligated Group, Rev., 5.000%, 11/15/21	140
	City of Centerville, Graceworks Lutheran Services,
275	Rev., 5.000%, 11/01/20	297
285	Rev., 5.000%, 11/01/21	312
100	County of Franklin, Hospital Facilities, Ohio Health Corp., Series B, Rev., VAR, 5.000%, 07/12/17	101

		850

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
355	Ohio Water Development Authority Water Pollution Control Loan Fund, Water Quality, Series A, Rev., 3.500%, 06/01/17	355

	Prerefunded — 0.0% (g)
65	Bowling Green City School District, School Facilities Construction & Improvement, GO, AGM, 5.000%, 06/01/17 (p)	65
50	Northmor Local School District, School Facilities Construction & Improvement, GO, 5.000%, 11/01/18 (p)	53

		118

	Transportation — 0.1%
735	Ohio Turnpike & Infrastructure Commission, Junior Lien, Infrastructure Projects, Series A-1, Rev., 5.000%, 02/15/19	785
140	State of Ohio, Major New State Infrastructure Project, Series 3, Rev., 5.000%, 12/15/17	143

		928

	Total Ohio	16,854

	Oklahoma — 0.3%
	Education — 0.3%
	Canadian County Educational Facilities Authority, Mustang Public Schools Project,
335	Rev., 3.000%, 09/01/18	343
1,000	Rev., 3.000%, 09/01/19	1,039

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Education –– continued
150	Grady County School Finance Authority, Educational Facilities Lease, Alex Public Schools Project, Rev., 3.000%, 12/01/17	151
125	Okarche Economic Development Authority, Okarche Public Schools Project, Rev., 4.000%, 09/01/19	132
50	Oklahoma Agricultural & Mechanical Colleges, State University, Rev., 3.500%, 07/01/18 (p)	51
200	Oklahoma County Finance Authority, Educational Facilities, Lease Western Harrah Public Schools Project, Rev., 2.000%, 09/01/18	202
100	Sequoyah County Educational Facilities Authority, Sallisaw Public Schools Project, Rev., 2.000%, 09/01/18	101
300	Tulsa County Industrial Authority, Educational Facilities Lease, Owasso Public Schools Project, Rev., 4.000%, 09/01/17	302

		2,321

	General Obligation — 0.0% (g)
25	Oklahoma County Independent School District No. 89, GO, 2.000%, 07/01/17	25

	Hospital — 0.0% (g)
125	Oklahoma Development Finance Authority, St John Health System, Rev., 5.000%, 02/15/37	125

	Total Oklahoma	2,471

	Oregon — 0.1%
	General Obligation — 0.1%
25	Clackamas & Washington Counties School District No. 3, Series A, GO, NATL-RE, Zero Coupon, 06/15/18	25
	Clackamas County School District No. 12,
100	GO, AGM, 5.000%, 06/15/18	105
250	Series A, GO, Zero Coupon, 06/15/19	245
25	Deschutes County Administrative School District No. 1, Bend-La Pine, GO, NATL-RE, 5.000%, 06/15/17	25
	Lane County, Mapleton School District No. 32,
50	GO, 2.000%, 06/15/17	50
60	GO, 2.000%, 06/15/18	60
25	Portland Community College District, GO, 5.000%, 06/15/17	25
300	State of Oregon, Series A, GO, 2.000%, 06/30/17	300

		835

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Hospital — 0.0% (g)
	Klamath Falls Intercommunity Hospital Authority, Sky Lakes Medical Center Project,
75	Rev., 2.000%, 09/01/17	75
100	Rev., 3.000%, 09/01/18	103

		178

	Other Revenue — 0.0% (g)
25	City of Portland, Urban Renewal and Redevelopment, Second Lien, Downtown Waterfront, Series A, Rev., 4.000%, 06/15/17	25

	Prerefunded — 0.0% (g)
	Clackamas County School District No. 12,
30	Series A, GO, AGM, 4.500%, 06/15/17 (p)	30
25	Series A, GO, AGM, 4.750%, 06/15/17 (p)	25
25	Lane County, School District No. 040 Creswell, GO, AGM, 4.250%, 06/15/17 (p)	25
50	Oregon State Department of Transportation, Series A, Rev., 4.500%, 11/15/17 (p)	51
25	Polk Marion & Benton Counties School District No. 13J Central, Series A, GO, AGM, 4.000%, 06/15/17 (p)	25
20	Port of Portland, Airport Revenue, Series 19, Rev., 5.000%, 07/01/18 (p)	21

		177

	Transportation — 0.0% (g)
25	Tri-County Metropolitan Transportation District of Oregon, Series A, Rev., 5.000%, 09/01/17	25
35	Tri-County Metropolitan Transportation District of Oregon, Capital Grant Receipts, Series A, Rev., 5.000%, 10/01/18	37

		62

	Total Oregon	1,277

	Pennsylvania — 1.2%
	Education — 0.9%
250	Cumberland County Municipal Authority, AICUP Financing Program-Messiah College Project, Rev., VAR, 2.000%, 04/30/20	250
	Pennsylvania Higher Educational Facilities Authority,
5,975	Series AN, Rev., 5.000%, 06/15/20	6,659
215	Series AT-1, Rev., 5.000%, 06/15/18	224

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Education –– continued
160	Pennsylvania Higher Educational Facilities Authority, Carnegie Mellon University, Rev., 5.000%, 08/01/17	161
	Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System,
25	Rev., 5.000%, 08/15/18	26
200	Rev., 5.000%, 08/15/19	217
290	Pennsylvania Higher Educational Facilities Authority, Widener University, Rev., 2.000%, 07/15/19	291
	Snyder County Higher Education Authority, Susquehanna University Project,
150	Rev., 4.000%, 01/01/18	152
375	Rev., 4.000%, 01/01/19	391
100	State Public School Building Authority, Philadelphia School District Project, Series A, Rev., 5.000%, 06/01/17	100

		8,471

	General Obligation — 0.2%
150	Blackhawk School District, Series A, GO, 1.000%, 09/01/17	150
150	Commonwealth of Pennsylvania, Series 2004, GO, AGM-CR, 5.375%, 07/01/17	151
50	County of Bucks, Township of Bensalem, GO, 2.000%, 06/01/17	50
25	County of Butler, GO, 5.000%, 07/15/17	25
130	Lampeter Strasburg School District, GO, 4.000%, 06/01/17	130
120	Mcguffey School District, GO, AGM, 2.000%, 08/15/17	120
1,075	Municipality of Monroeville, GO, 3.000%, 06/01/20 (w)	1,128
30	Owen J Roberts School District, GO, 3.850%, 11/15/17 (p)	30
210	Township of Upper Darby, GO, AGM, 2.000%, 05/01/19	213

		1,997

	Hospital — 0.0% (g)
30	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series A, Rev., 5.000%, 09/01/17	31
100	Mount Lebanon Hospital Authority, St. Clair Memorial Hospital Project, Rev., 4.000%, 07/01/17	100

		131

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — 0.1%
175	Delaware Valley Regional Finance Authority, Local Government, Rev., 5.750%, 07/01/17	175
195	Philadelphia Municipal Authority, City Agreement, Juvenile Justice Services Center, Rev., 4.000%, 04/01/19	205

		380

	Prerefunded — 0.0% (g)
30	City of Philadelphia, Water & Wastewater, Series A, Rev., AMBAC, 5.000%, 08/01/17 (p)	30
25	Commonwealth of Pennsylvania, Series B, GO, 4.000%, 08/01/17 (p)	25
50	Delaware River Joint Toll Bridge Commission, Series A, Rev., NATL-RE, 5.000%, 07/01/17 (p)	50
50	Doylestown Hospital Authority, Series A, Rev., AGC, 5.000%, 07/01/18 (p)	52
20	Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System, Series B, Rev., 6.000%, 08/15/18 (p)	21
25	Philadelphia Gas Works Co., Seventh Series, 1998 General Ordinance, Series 1998, Rev., AMBAC, 5.000%, 10/01/17 (p)	26
40	Scranton Parking Authority, Guaranteed Parking, Rev., AGC, 5.250%, 06/01/17 (p)	40
35	The School Board of Philadelphia County, Series F, GO, BHAC, 5.125%, 09/01/18 (p)	37

		281

	Transportation — 0.0% (g)
110	Pennsylvania Turnpike Commission, Senior Lien, Series A, Rev., 5.000%, 12/01/20	124

	Utility — 0.0% (g)
10	Philadelphia Gas Works Co., Seventeen Series, 1975 General Ordinance, Series 17, Rev., AGM, 5.375%, 07/01/17 (p)	10

	Water & Sewer — 0.0% (g)
25	Altoona City Authority, Water, Rev., AGM, 5.000%, 11/01/17	26
30	East Norriton Plymouth Whitpain Joint Sewer Authority, Rev., 4.000%, 08/01/17	30

		56

	Total Pennsylvania	11,450

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Rhode Island — 0.0% (g)
	Other Revenue — 0.0% (g)
205	Tobacco Settlement Financing Corp., Asset-Backed, Series A, Rev., 4.000%, 06/01/18	210

	South Carolina — 0.2%
	Education — 0.1%
300	County of Spartanburg, School District No. 7, Rev., 3.000%, 12/01/18	309
500	Educational Facilities Authority, Wofford College, Series B, Rev., VAR, 2.375%, 04/01/22	509

		818

	General Obligation — 0.0% (g)
25	State of South Carolina, Highway, Series A, GO, 5.000%, 06/01/18	26

	Other Revenue — 0.1%
300	South Carolina State Public Service Authority, Series B, Rev., 5.000%, 12/01/17	306
415	St. Peters Parish-Jasper County Public Facilities Corp., County Office Building Project, Rev., AGM, 2.000%, 06/01/17	415

		721

	Utility — 0.0% (g)
250	Piedmont Municipal Power Agency, Electric, Series A, Rev., 5.000%, 01/01/19	265

	Water & Sewer — 0.0% (g)
50	Anderson Regional Joint Water System, Waterworks System, Series A, Rev., 5.000%, 07/15/17	50

	Total South Carolina	1,880

	South Dakota — 0.1%
	Other Revenue — 0.1%
	South Dakota State Building Authority,
150	Series A, Rev., 3.000%, 06/01/19	155
200	Series A, Rev., 3.000%, 06/01/20	211

		366

	Prerefunded — 0.0% (g)
45	South Dakota State Building Authority, Rev., AGM, 5.000%, 06/01/18 (p)	47

	Total South Dakota	413

	Tennessee — 0.0% (g)
	General Obligation — 0.0% (g)
125	State of Tennessee, Series B, GO, 5.000%, 08/01/17	126

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation –– continued
25	Town of Smyrna, Water & Sewer System, GO, 4.000%, 06/01/17	25

		151

	Utility — 0.0% (g)
120	City of Knoxville, Gas System, Series W, Rev., 5.000%, 03/01/19	129

	Total Tennessee	280

	Texas — 3.0%
	Education — 0.5%
	Arlington Higher Education Finance Corp., Uplift Education,
200	Series A, Rev., PSF-GTD, 2.000%, 12/01/17	201
700	Series A, Rev., PSF-GTD, 2.000%, 12/01/18	710
435	Series A, Rev., PSF-GTD, 3.000%, 12/01/19	455
30	Austin Community College District Public Facility Corp., Lease, Round Rock Campus, Rev., 5.000%, 08/01/18	32
	County of Harris, Cultural Education Facilities Finance Corp., Children’s Hospital,
3,155	Rev., 5.000%, 11/15/18	3,331
25	Series D, Rev., 5.000%, 11/15/18 (p)	26
200	Newark Higher Education Finance Corp., Orenda Education, Rev., PSF-GTD, 4.000%, 08/15/19 (w)	212
25	Tarrant County Cultural Education Facilities Finance Corp., Scott & White Healthcare Project, Series A, Rev., 5.000%, 08/15/17	25
	University of Texas, Financing System,
50	Series A, Rev., 4.000%, 08/15/17	50
50	Series A, Rev., 4.125%, 08/15/17	51
25	Series B, Rev., 3.000%, 08/15/17	25

		5,118

	General Obligation — 1.4%
150	City of Bullard, GO, 2.000%, 09/01/17	150
100	City of Dallas, GO, 5.000%, 02/15/18	103
420	City of Del Rio, Certificates of Obligation, GO, AGM, 1.000%, 06/01/17	420
50	City of Mercedes, GO, AGC, 3.000%, 08/15/18	51
50	City of Pflugerville, GO, 3.000%, 08/01/18	51
270	City of Pharr, GO, AGM, 2.000%, 09/01/17	271
	County of Dallas,
15	GO, 2.500%, 08/15/17	15

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	General Obligation –– continued
90	Series A, GO, 5.000%, 08/15/17	91
100	Cuero Independent School District, School Building, GO, PSF-GTD, 4.000%, 08/15/17	101
175	El Paso County Hospital District, GO, 5.000%, 08/15/19	189
190	Fort Bend County Municipal Utility District No. 151, GO, 3.000%, 09/01/21	201
30	Frisco Independent School District, School Building, GO, PSF-GTD, 5.000%, 08/15/17	30
100	Harris County Municipal Utility District No. 412, GO, 2.000%, 09/01/18	101
6,000	Houston Independent School District, Schoolhouse, Series A-2, GO, VAR, PSF-GTD, 3.000%, 06/01/19	6,217
15	Little Cypress-Mauriceville Consolidated Independent School District, GO, PSF-GTD, 4.000%, 08/01/17 (w)	15
	Mesquite Independent School District,
130	GO, PSF-GTD, 4.250%, 08/15/17 (p)	131
25	Series B, GO, PSF-GTD, 5.000%, 08/15/17	25
25	Series D, GO, PSF-GTD, 4.000%, 08/15/17	25
500	Midlothian Independent School District, Series B, GO, VAR, PSF-GTD, 2.500%, 08/01/18	507
4,000	Northside Independent School District, GO, VAR, PSF-GTD, 1.450%, 06/01/20 (w)	4,002
50	Northside Independent School District, School Building, Series A, GO, 4.000%, 08/15/17	50
65	Ranger College District, Limited Tax, GO, 2.000%, 02/15/18	66
35	State of Texas, Water Financial Assistance, Series G, GO, 5.000%, 08/01/17	35
230	Weslaco Independent School District, Maintenance Tax Notes, GO, AGM, 3.000%, 02/15/19	237

		13,084

	Other Revenue — 0.2%
	Austin Convention Enterprises, Inc., Convention Center Hotel First Tier,
400	Series A, Rev., 5.000%, 01/01/18	409
1,100	Series A, Rev., 5.000%, 01/01/19	1,162
400	Austin Convention Enterprises, Inc., Convention Center Hotel Second Tier, Series B, Rev., 5.000%, 01/01/18	408

		1,979

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — 0.2%
55	City of Corpus Christi, Utility System, Rev., AGC, 5.250%, 07/15/18 (p)	58
25	City of Dallas, GO, 5.000%, 02/15/18 (p)	26
25	City of El Paso, GO, NATL-RE, 5.000%, 08/15/17 (p)	25
700	City of Forney, Independent School District, Series A, GO, PSF-GTD, 6.000%, 08/15/18 (p)	743
180	City of San Antonio, General Improvement, GO, 5.000%, 08/01/17 (p)	181
50	City of Waxahachie, Certificates of Obligation, GO, XLCA, 5.250%, 08/01/17 (p)	50
40	County of Bexar, Flood Control, GO, 5.000%, 06/15/17 (p)	40
45	Dallas Area Rapid Transit, Senior Lien, Rev., 5.000%, 12/01/18 (p)	48
25	El Paso County, GO, NATL-RE, 5.000%, 02/15/18 (p)	26
25	Everman Independent School District, School Building, GO, PSF-GTD, 5.000%, 08/15/18 (p)	26
25	Harris County, Toll Road, Senior Lien, Rev., 5.000%, 08/15/18 (p)	26
20	Hidalgo County Drain District No. 1, Improvement, GO, AGC, 4.750%, 09/01/18 (p)	21
250	North East Independent School District, School Building, Series A, GO, PSF-GTD, 5.000%, 08/01/17 (p)	252
80	Spring Hill Independent School District, GO, PSF-GTD, 5.000%, 08/15/18 (p)	84
25	Spring Independent School District, Series A, GO, PSF-GTD, 5.000%, 08/15/17 (p)	25
50	Waco Independent School District, School Building, GO, PSF-GTD, 5.000%, 08/15/17 (p)	50

		1,681

	Transportation — 0.0% (g)
155	Camino Real Regional Mobility Authority, Subordinate Lien Vehicle, Rev., AGM, 5.000%, 06/01/19	166
125	Love Field Airport Modernization Corp., Rev., AMT, 5.000%, 11/01/21	143

		309

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Utility — 0.0% (g)
150	SA Energy Acquisition Public Facility Corp., Gas Supply, Rev., 5.250%, 08/01/17	151
310	Texas Municipal Gas Acquisition & Supply Corp. I, Series A, Rev., 5.250%, 12/15/17	317

		468

	Water & Sewer — 0.7%
25	City of Mansfield, Waterworks & Sewer System, Rev., 5.000%, 08/01/17	25
25	North Texas Municipal Water District, Rev., 5.000%, 06/01/17	25
	Trinity River Authority Central Regional Wastewater System Revenue,
4,420	Rev., 2.000%, 08/01/18	4,479
1,255	Rev., 5.000%, 08/01/19	1,365
675	Rev., 5.000%, 08/01/20	758

		6,652

	Total Texas	29,291

	Utah — 0.2%
	General Obligation — 0.0% (g)
40	Board of Education of Weber School District, GO, 5.000%, 06/15/17	40
20	Salt Lake City Corp., Series A, GO, 4.000%, 06/15/18	21
25	State of Utah, Series C, GO, 5.000%, 07/01/17	25

		86

	Hospital — 0.0% (g)
50	City of Riverton, IHC Health Services, Inc., Rev., 5.000%, 08/15/17	50

	Other Revenue — 0.1%
115	State of Utah, Series B, Rev., 5.000%, 07/01/17	115
25	Utah Transit Authority, Sales Tax, Series C, Rev., AGM, 5.250%, 06/15/17	25
100	West Valley City Redevelopment Agency, Rev., 2.000%, 11/01/17	101

		241

	Transportation — 0.0% (g)
30	County of Salt Lake, Transportation Tax, Series A, Rev., 5.000%, 08/15/17	30

	Utility — 0.1%
1,020	Intermountain Power Agency, Series A, Rev., 5.000%, 07/01/21	1,065

	Total Utah	1,472

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Vermont — 0.0% (g)
	Prerefunded — 0.0% (g)
25	Vermont Educational & Health Buildings Financing Agency, Fletcher Allen Health, Hospital, Series B, Rev., AGM, 5.000%, 06/01/18 (p)	26
20	Vermont Municipal Bond Bank, Series 1, Rev., AGM, 5.000%, 12/01/17 (p)	20

	Total Vermont	46

	Virginia — 0.1%
	Education — 0.1%
110	Virginia College Building Authority, Series B, Rev., 5.000%, 09/01/18	116
	Virginia Public School Authority, School Financing , 1997 Resolution,
25	Series A, Rev., 5.000%, 08/01/17	25
60	Series C, Rev., 5.000%, 08/01/17	60

		201

	General Obligation — 0.0% (g)
25	City of Norfolk, Series B, GO, 5.000%, 07/01/17	25

	Other Revenue — 0.0% (g)
25	James City County Economic Development Authority, Public Facility Projects, Rev., AGM, 5.000%, 06/15/17 (p)	25
20	Virginia Public Building Authority, Series B-1, Rev., 5.000%, 08/01/18	21
25	Virginia Resources Authority, Pooled Financing Program, Series A, Rev., 5.000%, 11/01/17	25
35	Virginia Small Business Financing Authority, Hampton University, Rev., 5.000%, 10/01/17	36

		107

	Prerefunded — 0.0% (g)
50	Commonwealth of Virginia, Series A, GO, 5.000%, 06/01/17 (p)	50
25	County of James City, GO, NATL-RE, 4.000%, 06/15/17 (p)	25
35	Upper Occoquan Sewage Authority, Series B, Rev., 4.750%, 07/01/17 (p)	35
15	Virginia Public Building Authority, Public Facilities, Series A, Rev., NATL-RE, 5.000%, 08/01/17 (p)	15

		125

	Total Virginia	458

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Washington — 0.5%
	Certificate of Participation/Lease — 0.0% (g)
	State of Washington, State & Local Agency Real & Personal Property,
100	Series A, COP, 5.000%, 07/01/17	100
100	Series D, COP, 5.000%, 07/01/18	105

		205

	General Obligation — 0.1%
25	King County School District No. 210 Federal Way, GO, 4.000%, 06/01/17	25
75	Kitsap County School District No. 400, GO, 3.000%, 06/01/17	75
50	Skagit County, Public Hospital District No. 1, GO, 4.000%, 12/01/17	51
150	State of Washington, Series C, GO, 5.000%, 07/01/17	150
25	State of Washington, Various Purpose, Series C, GO, 5.500%, 07/01/17	25

		326

	Hospital — 0.0% (g)
40	Washington Health Care Facilities Authority, Rev., 5.000%, 11/01/17	41
25	Washington Health Care Facilities Authority, Catholic Health Initiatives, Series D, Rev., 5.250%, 10/01/17	25
50	Washington Health Care Facilities Authority, Multicare Health System, Series A, Rev., 4.000%, 08/15/17	50

		116

	Housing — 0.4%
4,000	Washington State Housing Finance Commission, Royal Hills Apartments, Series A, Rev., 1.400%, 11/01/19	4,005

	Other Revenue — 0.0% (g)
30	Washington Economic Development Finance Authority, Biomedical Research Properties II, Rev., 5.000%, 06/01/17	30

	Prerefunded — 0.0% (g)
25	Clark County, Camas School District No. 117, GO, AGM, 4.500%, 12/01/17 (p)	26
50	Grant County School District No. 161 Moses Lake, GO, NATL-RE, 5.000%, 06/01/17 (p)	50
15	Snohomish County School District No. 201, Snohomish, GO, 5.250%, 12/01/18 (p)	16
55	State of Washington, Motor Vehicle Fuel Tax, Series B, GO, 5.000%, 07/01/17 (p)	55

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded –– continued
55	State of Washington, Various Purpose, Series A, GO, 5.000%, 07/01/17 (p)	55

		202

	Transportation — 0.0% (g)
100	State of Washington, Federal Highway, Senior 520 Corridor Program, Series C, Rev., GAN, 5.000%, 09/01/17	101

	Utility — 0.0% (g)
130	County of Snohomish, Public Utility District No. 1, Water System, Rev., 4.000%, 12/01/17	132
	Energy Northwest, Project 1,
25	Series A, Rev., 5.000%, 07/01/17 (p)	25
25	Series D, Rev., 5.000%, 07/01/17 (p)	25

		182

	Total Washington	5,167

	Wisconsin — 0.3%
	General Obligation — 0.0% (g)
190	County of Dane, Promissory Notes, Series A, GO, 2.000%, 06/01/17	190
85	Milwaukee Area Technical College District, Promissory Notes, Series C, GO, 2.000%, 06/01/17	85
35	Northcentral Technical College District, Promissory Notes, GO, 3.000%, 09/01/17	35
15	Village of Pleasant Prairie, Series B, GO, 4.000%, 09/01/17	15
130	Wautoma Area School District, GO, AGM, 3.000%, 03/01/18	132

		457

	Other Revenue — 0.0% (g)
20	State of Wisconsin, Series A, Rev., 5.000%, 05/01/18 (p)	21

	Transportation — 0.3%
	Wisconsin Department of Transportation,
2,135	Series 1, Rev., 5.000%, 07/01/20	2,394
25	Series 2, Rev., 4.000%, 07/01/17	25

		2,419

	Utility — 0.0% (g)
80	Wisconsin Public Power Inc., Power Supply System, Series A, Rev., AGM, 5.000%, 07/01/18	83

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Water & Sewer — 0.0% (g)
25	State of Wisconsin Clean Water Fund Leveraged Loan Portfolio, Series 1, Rev., 5.000%, 06/01/18 (p)	26

	Total Wisconsin	3,006

	Wyoming — 0.0% (g)
	Education — 0.0% (g)
25	University of Wyoming, Facilities Improvement, Series B, Rev., 3.000%, 06/01/17	25

	Utility — 0.0% (g)
	Wyoming Municipal Power Agency, Inc., Power Supply System,
175	Series A, Rev., 4.000%, 01/01/18	178
175	Series A, Rev., 4.000%, 01/01/19	183

		361

	Total Wyoming	386

	Total Municipal Bonds (Cost $238,098)	238,527

Quarterly Demand Notes — 1.6%
	California — 0.0% (g)
	Other Revenue — 0.0% (g)
300	California Municipal Finance Authority, Republic Services, Inc. Project, Rev., VRDO, 1.100%, 07/03/17	300

	Maryland — 1.6%
	Hospital — 1.6%
15,000	County of Montgomery, CHE Trinity Health Credit Group, Series MD, Rev., VRDO, 0.950%, 09/01/17	15,000

	Total Quarterly Demand Notes (Cost $15,300)	15,300

Weekly Demand Notes — 63.0%
	California — 7.8%
	Education — 0.6%
6,000	University of California, Series AL-2, Rev., VRDO, 0.740%, 06/08/17	6,000

	General Obligation — 1.9%
	State of California,
10,010	Series A-9, GO, VRDO, LOC: State Street Bank & Trust, 0.730%, 06/08/17	10,010
8,525	Series C-3, GO, VRDO, LOC: U.S. Bank NA, 0.700%, 06/08/17	8,525

		18,535

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	Hospital — 0.6%
6,050	California Health Facilities Financing Authority, Catholic Healthcare West Loan Program, Series H, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.740%, 06/08/17	6,050

	Other Revenue — 1.1%
	California Statewide Communities Development Authority, Kaiser Permanente,
7,500	Series B, Rev., VRDO, 0.770%, 06/08/17	7,500
3,150	Series M, Rev., VRDO, 0.770%, 06/08/17	3,150

		10,650

	Transportation — 1.2%
11,350	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series C-2, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.700%, 06/08/17	11,350

	Utility — 2.3%
22,500	Southern California Public Power Authority, Magnolia Power Project, Series 1, Rev., VRDO, LOC: U.S. Bank NA, 0.730%, 06/08/17	22,500

	Water & Sewer — 0.1%
250	Irvine Ranch Water District, Series A-1, Rev., VRDO, 0.830%, 06/08/17	250

	Total California	75,335

	Colorado — 0.9%
	Transportation — 0.1%
500	E-470 Public Highway Authority, Senior LIBOR Index, Series A, Rev., VAR, 1.621%, 06/08/17	501

	Utility — 0.8%
8,020	City of Colorado Springs, Utilities System Improvement, Series B, Rev., VRDO, 0.770%, 06/08/17	8,020

	Total Colorado	8,521

	Connecticut — 0.5%
	General Obligation — 0.5%
5,235	State of Connecticut, Series C, GO, VRDO, 0.950%, 06/08/17	5,235

	District of Columbia — 1.1%
	Other Revenue — 1.1%
1,000	District of Columbia, American Society, Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.760%, 06/08/17	1,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Other Revenue –– continued
10,000	District of Columbia, Medlantic/Helix Issue, Series A, Rev., VRDO, LOC: TD Bank NA, 0.740%, 06/08/17	10,000

	Total District of Columbia	11,000

	Florida — 1.2%
	Hospital — 1.0%
9,325	Pinellas County Health Facilities Authority, Suncoast Hospice Project, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.760%, 06/08/17	9,325

	Utility — 0.2%
2,475	Orlando Utilities Commission, Series B, Rev., VRDO, 0.750%, 06/08/17	2,475

	Total Florida	11,800

	Illinois — 3.6%
	Education — 1.7%
16,450	Illinois Finance Authority, The University Of Chicago, Rev., VRDO, 0.760%, 06/08/17	16,450

	Hospital — 0.1%
1,200	Illinois Finance Authority, OSF Healthcare System, Series C, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.780%, 06/08/17	1,200

	Other Revenue — 1.8%
7,500	Illinois Finance Authority, Carle Foundation, Series B, Rev., VRDO, LOC: Northern Trust Co., 0.750%, 06/08/17	7,500
9,300	Illinois Finance Authority, North Park University Project, Rev., VRDO, LOC: U.S. Bank NA, 0.750%, 06/08/17	9,300

		16,800

	Total Illinois	34,450

	Indiana — 8.7%
	Education — 0.7%
6,575	Purdue University, Student Facilities System, Series C, Rev., VRDO, 0.710%, 06/08/17	6,575

	Hospital — 4.7%
11,900	Indiana Finance Authority, Parkview Health System Obligated Group, Series D, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.780%, 06/08/17	11,900
9,800	Indiana Finance Authority, Sisters of St. Francis Health Services, Inc. Obligated Group, Series G, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.740%, 06/08/17	9,800

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	Hospital –– continued
10,000	Indiana Finance Authority, Trinity Health Credit Group, Series D-1, Rev., VRDO, 0.740%, 06/08/17	10,000
14,020	Indiana Finance Authority, University Health Obligated Group, Series B, Rev., VRDO, LOC: TD Bank NA, 0.740%, 06/08/17	14,020

		45,720

	Other Revenue — 3.3%
20,000	Indiana Finance Authority, Duke Energy Indiana, Inc. Project, Series A-3, Rev., VRDO, LOC: Mizuho Corporate Bank, 0.760%, 06/08/17	20,000
7,500	Indiana State Finance Authority, Lease Appropriation, Stadium Project, Series A, Rev., VRDO, 0.780%, 06/08/17	7,500
5,000	Indiana State Finance Authority, Midwestern Disaster Relief, Ohio Electric Corp. Project, Series B, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.760%, 06/08/17	5,000

		32,500

	Total Indiana	84,795

	Maryland — 1.2%
	General Obligation — 1.2%
12,100	Washington Suburban Sanitary Commission, Series A, GO, VRDO, BAN, 0.730%, 06/08/17	12,100

	Massachusetts — 3.9%
	Education — 2.1%
20,000	University of Massachusetts Building Authority, Series 1, Rev., VRDO, 0.780%, 06/08/17	20,000

	General Obligation — 0.1%
1,000	Commonwealth of Massachusetts, Subseries D-2, GO, VAR, 1.060%, 06/08/17	1,000

	Transportation — 1.5%
15,000	Massachusetts Bay Transportation Authority, General Transportation System, Series A-2, Rev., VRDO, 0.710%, 06/08/17	15,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Water & Sewer — 0.2%
1,725	Massachusetts Water Resources Authority, Series A-3, Rev., VRDO, 0.760%, 06/08/17	1,725

	Total Massachusetts	37,725

	Michigan — 1.1%
	Education — 1.1%
10,990	University of Michigan, Series D-2, Rev., VRDO, 0.700%, 06/08/17	10,990

	Mississippi — 0.6%
	Industrial Development Revenue/Pollution Control Revenue — 0.6%
6,200	Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project, Series E, Rev., VRDO, 0.730%, 06/08/17	6,200

	New Jersey — 0.1%
	Transportation — 0.1%
700	New Jersey Transportation Trust Fund Authority, Transportation Program, Series BB-1, Rev., VAR, 1.760%, 06/08/17	690

	New York — 12.3%
	General Obligation — 1.5%
15,000	City of New York, Series E, Subseries E-3, GO, VRDO, LOC: Bank of America NA, 0.720%, 06/08/17	15,000

	Housing — 0.5%
5,300	New York City Housing Development Corp., 550 East 170th Street Apartments, Series A, Rev., VRDO, LOC: Citibank NA, 0.770%, 06/08/17	5,300

	Industrial Development Revenue/Pollution Control Revenue — 2.1%
20,145	Syracuse City Industrial Development Agency, Syracuse University Project, Series A, Rev., VRDO, LOC: U.S. Bank NA, 0.750%, 06/08/17	20,145

	Other Revenue — 4.1%
	New York City Transitional Finance Authority, Future Tax Secured Revenue,
20,000	Subseries C-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.730%, 06/08/17	20,000
14,675	Subseries F-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.720%, 06/08/17	14,675

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	Other Revenue –– continued
4,700	New York City Transitional Finance Authority, New York City Recovery, Series 3, Subseries 3-G, Rev., VRDO, 0.760%, 06/08/17	4,700

		39,375

	Transportation — 1.3%
	Metropolitan Transportation Authority,
8,835	Subseries E-2, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.740%, 06/08/17	8,835
3,000	Subseries E-3, Rev., VRDO, LOC: Citibank NA, 0.730%, 06/08/17	3,000
1,000	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Subseries ABCD-4, Rev., VAR, AGM, 1.110%, 06/08/17	1,000

		12,835

	Water & Sewer — 2.8%
25,000	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2008, Subseries B-4, Rev., VRDO, 0.760%, 06/08/17	25,000
1,985	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015, Subseries BB-3, Rev., VRDO, 0.740%, 06/08/17	1,985

		26,985

	Total New York	119,640

	North Carolina — 4.8%
	Hospital — 2.1%
3,000	North Carolina Medical Care Commission, Firsthealth Carolinas, Series A, Rev., VRDO, 0.790%, 06/08/17	3,000
17,800	North Carolina Medical Care Commission, Moses Cone Health System, Series A, Rev., VRDO, 0.760%, 06/08/17	17,800

		20,800

	Water & Sewer — 2.7%
14,990	City of Charlotte, Water & Sewer System, Series B, Rev., VRDO, 0.740%, 06/08/17	14,990
6,005	City of Greensboro, Combined Enterprise System, Series A, Rev., VRDO, 0.730%, 06/08/17	6,005
5,000	Orange Water & Sewer Authority, Series B, Rev., VRDO, 0.760%, 06/08/17	5,000

		25,995

	Total North Carolina	46,795

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Ohio — 2.4%
	Education — 0.5%
5,300	Ohio State University (The), General Receipts, Rev., VRDO, 0.710%, 06/08/17	5,300

	Hospital — 1.4%
12,840	County of Franklin, Hospital Facilities, U.S. Health Corp., Series A, Rev., VRDO, LOC: Northern Trust Co., 0.730%, 06/08/17	12,840

	Transportation — 0.5%
4,770	City of Cleveland, Airport System, Series D, Rev., VRDO, LOC: U.S. Bank NA, 0.750%, 06/08/17	4,770

	Total Ohio	22,910

	Oregon — 0.6%
	Hospital — 0.6%
5,350	Salem Hospital Facility Authority, Hospital Project, Series B, Rev., VRDO, LOC: U.S. Bank NA, 0.740%, 06/08/17	5,350

	Pennsylvania — 0.9%
	Other Revenue — 0.9%
8,850	Emmaus General Authority, Rev., VRDO, AGM, 0.810%, 06/08/17	8,850

	Rhode Island — 0.6%
	Hospital — 0.6%
5,400	Rhode Island Health & Educational Building Corp., Higher Education Facility, Rhode Island School of Design Issue, Series A, Rev., VRDO, LOC: U.S. Bank NA, 0.740%, 06/08/17	5,400

	South Carolina — 2.6%
	Hospital — 2.6%
24,960	Greenville Health System, Series B, Rev., VRDO, LOC: U.S. Bank NA, 0.740%, 06/08/17	24,960

	Texas — 5.7%
	Education — 3.0%
29,400	Permanent University Fund - University of Texas System, Series A, Rev., VRDO, LIQ: University of Texas Investment Management Co., 0.730%, 06/08/17	29,400

	General Obligation — 1.8%
17,500	State of Texas, Veterans Bonds, GO, VRDO, 0.780%, 06/08/17	17,500

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	Water & Sewer — 0.9%
8,100	City of Austin, Water & Wastewater System, Rev., VRDO, LOC: Citibank NA, 0.760%, 06/08/17	8,100

	Total Texas	55,000

	Utah — 1.5%
	Hospital — 1.5%
	County of Utah Hospital, IHC Health Services, Inc.,
4,000	Series B, Rev., VRDO, 0.740%, 06/08/17	4,000
2,500	Series C, Rev., VRDO, 0.740%, 06/08/17	2,500
7,895	Series D, Rev., VRDO, 0.740%, 06/08/17	7,895

	Total Utah	14,395

	Washington — 0.9%
	General Obligation — 0.5%
4,415	County of King, Sewer, Series A, GO, VRDO, 0.760%, 06/08/17	4,415

	Hospital — 0.4%
1,000	Washington Health Care Facilities Authority, Catholic Health Initiatives, Rev., VAR, 1.760%, 06/08/17	996
3,150	Washington Health Care Facilities Authority, Providence Health & Service, Series C, Rev., VRDO, 0.750%, 06/08/17	3,150

		4,146

	Other Revenue — 0.0% (g)
200	Washington Economic Development Finance Authority, Seadrunar Project, Series E, Rev., VRDO, LOC: U.S. Bank NA, 1.200%, 06/08/17	200

	Utility — 0.0% (g)
100	City of Seattle, Municipal Light & Power, Series B-2, Rev., VAR, 1.440%, 06/08/17	100

	Total Washington	8,861

	Total Weekly Demand Notes (Cost $611,001)	611,002

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 7.6%
	Investment Company — 7.6%
74,072	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.660% (b) (l) (Cost $74,072)	74,072

	Total Investments — 105.5% (Cost $1,022,606)	1,023,039
	Liabilities in Excess of Other Assets — (5.5)%	(53,535)

	NET ASSETS — 100.0%	$969,504

Percentages indicated are based on net assets.

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
COP	—	Certificate of Participation
CR	—	Custodial Receipts
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GAN	—	Grant Anticipation Note
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GRAN		Grant Revenue Anticipation Note
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
ICC	—	Insured Custody Certificates
IDA	—	Industrial Development Authority
LIBOR	—	London Interbank Offered Rate
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Insurance Corp.
MTA	—	Metropolitan Transportation Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
Rev.	—	Revenue
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2017.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2017.
XLCA	—	Insured by XL Capital Assurance

(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%.
(l)	—	The rate shown is the current yield as of May 31, 2017.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date, or final maturity date.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

As of May 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$439
Aggregate gross unrealized depreciation	(6)

Net unrealized appreciation/depreciation	$433

Federal income tax cost of investments	$1,022,606

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset value per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$74,072	$948,967	$—	$1,023,039

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOIs. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOIs for industry specifics of portfolio holdings.

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

There were no transfers among any levels during the period ended May 31, 2017.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust IV

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
July 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
July 25, 2017

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
July 25, 2017